As filed with the Securities and Exchange Commission on February 1, 1996
                                                     Registration No. 811-9140
                                                             File No. 33-80057


                        SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-1A
                            REGISTRATION STATEMENT
                                  Under the
                            SECURITIES ACT OF 1933                         [x]
                        Pre-Effective Amendment No. 1                      [x]
                         Post-Effective Amendment No.                      [ ]


                                    and/or


                            REGISTRATION STATEMENT
                                  Under the
                        INVESTMENT COMPANY ACT OF 1940                     [x]
                               Amendment No. 1                             [x]
                      (Check appropriate box or boxes.)


               Phoenix Duff & Phelps Institutional Mutual Funds
              (Exact Name of Registrant as Specified in Charter)


                   101 Munson Street, Greenfield, MA                  01301
                   (Address of Principal Executive Offices)        (Zip Code)


                                  (800) 814-1897
             (Registrant's Telephone Number, including Area Code)

                               Philip R. McLoughlin
                  Vice Chairman and Chief Executive Officer
                      Phoenix Duff & Phelps Corporation
                              56 Prospect Street
                         Hartford, Connecticut 06115
                   (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective on March 1, 1996.

Declaration Pursuant to Rule 24f-2: Registrant hereby registers an indefinite number of shares of beneficial interest, $1 par value, under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the fiscal year ended December 31, 1996.

The Registrant hereby amends this Registration Statement on such date(s) as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date that the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS


                    Cross Reference Sheet Pursuant to Rule 495
                       Under the Securities Act of 1933


                                      PART A

Form N-1A Item No.                               Prospectus Caption
----------------------------------------------   ------------------------------------------------
 1.     Cover Page                               Cover Page
 2.     Synopsis                                 Introduction; Fund Expenses
 3.     Condensed Financial Information          Not Yet Applicable
 4.     General Description of Registrant        Introduction;
                                                 Management of the Fund
 5.     Management of the Fund                   Management of the Fund;
                                                 Custodian and Transfer Agent
 6.     Capital Stock and Other Securities       Management of the Fund; Description of Shares;
                                                 Dividends, Distributions and Taxes;
                                                 Additional Information
 7.     Purchase of Securities Being Offered     How to Buy Shares; Net Asset Value;
                                                 National Distributor and Distribution Plan;
                                                 How to Redeem Shares
 8.     Redemption or Repurchase                 How to Buy Shares;
                                                 How to Redeem Shares
 9.     Pending Legal Proceedings                Not Applicable

                                      PART B

Form N-1A Item No.
---------------------------------------------------------------
10.      Cover Page                                               Cover Page
11.      Table of Contents                                        Table of Contents
12.      General Information and History                          The Fund
13.      Investment Objectives and Policies                       Investment Policies;
                                                                  Investment Restrictions;
                                                                  Portfolio Turnover
14.      Management of the Registrant                             Management of the Trust
15.      Control Persons and Principal Holders of Securities      Management of the Trust
16.      Investment Advisory and Other Services                   Management of the Trust;
                                                                  Investment Adviser; The National Distributor
                                                                  and Distribution Plan
17.      Brokerage Allocation                                     Brokerage Allocation
18.      Capital Stock and Other Securities                       Purchase of Shares; How to Redeem Shares
19.      Purchase, Redemption and Pricing of Securities           Determination of Net Asset Value;
          Being Offered                                           Purchase of Shares; How to Redeem Shares
20.      Tax Status                                               Taxes
21.      Underwriter                                              The National Distributor and
                                                                  Distribution Plan
22.      Calculation of Yield Quotations
         of Money Market Fund                                     Performance Information
23.      Financial Statements                                     Not Yet Applicable

                  PRELIMINARY PROSPECTUS--SUBJECT TO COMPLETION
                      DATE OF ISSUANCE: FEBRUARY 1, 1996
               PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS

                              101 Munson Street
                             Greenfield, MA 01301
                                (800) 814-1897

                                  PROSPECTUS
                                March 1, 1996

   Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is a diversified, open-end management investment company whose shares are presently offered in six separate portfolios. Each portfolio generally operates as a separate fund with its own investment objectives and policies designed to meet its specific investment goals.

   Phoenix Duff & Phelps Institutional Balanced Portfolio ("Balanced Portfolio") seeks as its investment objectives long-term capital growth, reasonable income and conservation of capital. It is intended that this Portfolio will invest in common stocks and fixed income securities, with emphasis on income-producing securities which appear to the Adviser to have potential for capital appreciation.

   Phoenix Duff & Phelps Institutional Managed Bond Portfolio ("Managed Bond Portfolio") seeks as its investment objective high current income and appreciation of capital, consistent with prudent investment risk. It is intended that this Portfolio will invest primarily in a diversified portfolio of investment grade fixed income securities.

   Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio ("Enhanced Reserves Portfolio") seeks as its investment objective high current income consistent with preservation of capital. It is intended that the Portfolio will invest primarily in U.S. government securities and high grade corporate debt obligations.

   Phoenix Duff & Phelps Institutional Growth Stock Portfolio ("Growth Portfolio") seeks as its investment objective long-term appreciation of capital. Since income is not an objective, any income generated by the investment of this Portfolio's assets will be incidental to its objective. It is intended that this Portfolio will invest primarily in the common stocks which have potential for capital appreciation.

   Phoenix Duff & Phelps Institutional Money Market Portfolio ("Money Market Portfolio") seeks as its investment objective as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. It is intended that this Portfolio will invest solely in a portfolio of high-quality money market instruments maturing in less than 397 days. An investment in the Portfolio is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

   Phoenix Duff & Phelps Institutional U.S. Government Securities Portfolio ("U.S. Government Securities Portfolio") seeks as its investment objective a high level of current income consistent with safety of principal. It is intended that this Portfolio will invest primarily in a diversified portfolio of securities having a weighted average duration generally not to exceed approximately three years. The securities will be issued or guaranteed by the U.S. Government or its agencies and backed by the full faith and credit of the U.S. Government or supported by the ability to borrow from the U.S. Treasury or by the credit of an agency or otherwise supported by the U.S. Government.

   Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, credit union, or affiliated entity and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency and involve investment risk, including possible loss of principal.

   This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. No dealer, salesman or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, Adviser, or Distributor. This Prospectus does not constitute an offer to sell or solicitation of an offer to buy any of the securities offered hereby in any state in which or to any person whom it is unlawful to make such offer. Investors should read and retain this Prospectus for future reference. Additional information about the Fund is contained in the Statement of Additional Information dated March 1, 1996 which has been filed with the Securities and Exchange Commission and is available at no charge by calling (800) 814-1897 or by writing to Phoenix Equity Planning Corporation, at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. The Statement of Additional Information is incorporated herein by reference.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[red herring on side of page]

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

TABLE OF CONTENTS


                                                                                Page
                                                                               -------
INTRODUCTION                                                                      3
FUND EXPENSES                                                                     4
PERFORMANCE INFORMATION                                                           7
INVESTMENT OBJECTIVES AND POLICIES                                                7
  PHOENIX DUFF & PHELPS INSTITUTIONAL BALANCED PORTFOLIO                          8
  PHOENIX DUFF & PHELPS INSTITUTIONAL MANAGED BOND PORTFOLIO                      8
  PHOENIX DUFF & PHELPS INSTITUTIONAL ENHANCED RESERVES PORTFOLIO                 9
  PHOENIX DUFF & PHELPS INSTITUTIONAL GROWTH STOCK PORTFOLIO                      9
  PHOENIX DUFF & PHELPS INSTITUTIONAL MONEY MARKET PORTFOLIO                      9
  PHOENIX DUFF & PHELPS INSTITUTIONAL U.S. GOVERNMENT SECURITIES PORTFOLIO       10
INVESTMENT TECHNIQUES AND RELATED RISKS                                          10
INVESTMENT RESTRICTIONS                                                          13
MANAGEMENT OF THE FUND                                                           13
NATIONAL DISTRIBUTOR AND DISTRIBUTION PLAN                                       15
DESCRIPTION OF SHARES                                                            16
HOW TO BUY SHARES                                                                17
NET ASSET VALUE                                                                  18
HOW TO REDEEM SHARES                                                             18
DIVIDENDS, DISTRIBUTIONS AND TAXES                                               19
ADDITIONAL INFORMATION                                                           20
APPENDIX                                                                         21

                                  INTRODUCTION


   This Prospectus describes the shares offered by and the operations of Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund"). The Fund is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 4, 1995, as amended from time to time. The Fund presently consists of six separate portfolios (the "Portfolios"). Each Portfolio has a different investment objective and invests primarily in certain types of securities and is designed to meet different investment needs.


The Investment Advisers


   Phoenix Investment Counsel, Inc. ("PIC") serves as investment adviser to the Balanced, Managed Bond, Growth, Money Market, and U.S. Government Securities Portfolios. PIC is a subsidiary of Phoenix Duff & Phelps Corporation and, prior to November 1, 1995, was an indirect subsidiary of Phoenix Home Life Mutual Insurance Company. For managing, or directing the investments of the following Portfolios, PIC is entitled a monthly fee at the following annual rates based upon the average aggregate daily net asset values of each such Portfolio up to $1 billion: (a) 0.60% of the average of the aggregate daily net asset values of the Growth Portfolio; (b) 0.55% of the average of the aggregate daily net asset values of the Balanced Portfolio; (c) 0.45% of the average of the aggregate daily net asset values of the Managed Bond Portfolio; (d) 0.25% of the average of the aggregate daily net asset values of the Money Market Portfolio; and, (e) 0.30% of the average of the aggregate daily net asset values of the U.S. Government Securities Portfolio. Advisory fees for a Portfolio shall decrease by five basis points at such time as the average aggregate daily net asset value of such Portfolio exceeds $1 billion. See "Management of the Fund."

   Duff & Phelps Investment Management Co. ("DPM") serves as investment adviser to the Enhanced Reserves Portfolio. DPM is a subsidiary of Phoenix Duff & Phelps Corporation. DPM is entitled to a monthly fee for managing, or directing the investments of the Enhanced Reserves Portfolio, at the annual rate of 0.24% of the average aggregate daily net asset values of such Portfolio up to $1 billion. Advisory fees shall decrease by five basis points at such time as the average aggregate daily net asset value of such Portfolio exceeds $1 billion. PIC and DPM are sometimes collectively referred to as the "Adviser."


The Distributor and Distribution Plan


   Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), serves as National Distributor of the Fund's shares. See "National Distributor and Distribution Plan" and the Statement of Additional Information. Equity Planning also acts as financial agent and the Fund's transfer agent (the "Transfer Agent").

   The Fund has adopted a distribution plan for Class Y Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). The distribution plan adopted for Class Y Shares provides that the Fund shall reimburse the National Distributor up to a maximum annual rate of 0.25% of the Fund's average daily Class Y Share net assets for distribution expenses incurred in connection with the sale and promotion of Class Y Shares for furnishing shareholder services. See "Distribution Plan."


Purchase of Shares


   Each Portfolio is currently authorized to offer two classes of shares on a continuous basis. Class X Shares are available to Plans (as hereafter defined) and institutional investors which initially purchase Class X Shares whose net asset value exceeds $5 million. Class Y Shares are offered to Plans and institutional investors which initially purchase Class Y Shares whose net asset value exceeds $1 million. The minimum subsequent investment for each class is $100. "Plans" are defined as corporate, public, union and governmental pension plans. Shares of each class represent an identical interest in the investment portfolio of a Portfolio, and generally have the same rights except that Class Y Shares bear the cost of higher distribution fees which cause the Class Y Shares to have a higher expense ratio and to receive lower dividends than Class X Shares. See "How To Buy Shares."


Redemption of Shares

   Shares may be redeemed at any time at the net asset value per share next computed after receipt of a redemption request by the Transfer Agent. See "How to Redeem Shares."


Risk Factors


   There can be no assurance that any Portfolio will achieve its respective investment objectives. In addition, special risks may be presented by the particular types of securities in which a Portfolio may invest. To the extent that a Portfolio invests in lower rated securities, such an investment is speculative and involves risks not associated with investment in higher-rated securities, including overall greater risk of non-payment of interest and principal and potentially greater sensitivity to general economic conditions and changes in interest rates. As a result of a Portfolio's investment in the stock market, net asset values of such Portfolio will fluctuate in response to changes in the market and economic conditions, as well as the financial condition and prospects of issuers in which such Portfolio invests. Certain Portfolios may invest in options, foreign securities, and financial futures and related options. The risk factors relevant to investment in each Portfolio should be reviewed and are set forth in the "Investment Objectives and Policies" and "Investment Techniques and Related Risks" sections of this Prospectus and Statement of Additional Information.

                                 FUND EXPENSES

   The following table illustrates all pro-forma expenses and fees that a shareholder is expected to incur.


                                                   Class X Shares
                                      ----------------------------------------
                                                      Managed       Enhanced
                                       Balanced        Bond         Reserves
                                       Portfolio     Portfolio     Portfolio
 ----------------------------------   -----------   -----------   ------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed  on
  Purchases (as a percentage  of
  offering price)                        None          None           None
 Maximum Sales Load Imposed  on
  Reinvested Dividends                   None          None           None
 Deferred Sales Load                     None          None           None
 Redemption Fees                         None          None           None
 Exchange Fee                            None          None           None

Annual Fund Operating Expenses
  (as a percentage of average net
  assets)
 Management Fees                         0.55%         0.45%          0.24%
 12b-1 Fees                              None          None           None
 Other Operating Expenses
   (After Reimbursement) (c)             0.10%(a)      0.10%(a)       0.10%(b)
 Total Fund Operating  Expenses          0.65%         0.55%          0.34%

                                                         Class X Shares
                                     ------------------------------------------------------
                                                                              U.S. Gov't
                                          Growth             Money            Securities
                                         Portfolio      Market Portfolio      Portfolio
 ----------------------------------  ----------------   ----------------  -----------------
Shareholder Transaction Expenses:
 Maximum Sales Load Imposed  on
  Purchases (as a percentage  of
  offering price)                          None               None               None
 Maximum Sales Load Imposed  on
  Reinvested Dividends                     None               None               None
 Deferred Sales Load                       None               None               None
 Redemption Fees                           None               None               None
 Exchange Fee                              None               None               None

Annual Fund Operating Expenses
  (as a percentage of average net
  assets)
 Management Fees                           0.60%              0.25%              0.30%
 12b-1 Fees                                None               None               None
 Other Operating Expenses
   (After Reimbursement) (c)               0.10%(a)           0.10%(a)           0.10%(a)
 Total Fund Operating  Expenses            0.70%              0.35%              0.40%

   (a) Phoenix Investment Counsel, Inc. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of Class X Shares of each Portfolio (other than the Enhanced Reserves Portfolio), excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2001, to the extent that such expenses exceed: 0.70% of the average annual net asset values of the Growth Portfolio; 0.65% of the average annual net asset values of the Balanced Portfolio; 0.55% of the average annual net asset values of the Managed Bond Portfolio; 0.35% of the average annual net asset values of the Money Market Portfolio; and 0.40% of the average annual net asset values of the U.S. Government Securities Portfolio. Total Fund Operating Expenses are estimated to be 0.83%, 0.71%, 0.76%, 0.96% and 1.02% for the Balanced, Managed Bond, Growth, Money Market and U.S. Government Securities Portfolios, respectively, absent such reimbursement or waiver.

   (b) Duff & Phelps Investment Management Co. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of Class X Shares of the Enhanced Reserves Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 1996, to the extent that such expenses exceed: 0.34% of the average annual net asset values. Total Fund Operating Expenses for the Enhanced Reserves Portfolio are estimated to be 0.53% absent such reimbursement or waiver.


   (c) Based on estimated amounts for the current fiscal year.

                                                    Class Y Shares
                                       ----------------------------------------
                                                       Managed       Enhanced
                                        Balanced        Bond         Reserves
                                        Portfolio     Portfolio     Portfolio
 -----------------------------------   -----------   -----------   ------------
Shareholder Transaction
   Expenses:
 Maximum Sales Load Imposed  on
  Purchases (as a percentage
   of offering price)                     None          None           None
 Maximum Sales Load Imposed
   on Reinvested Dividends                None          None           None
 Deferred Sales Load                      None          None           None
 Redemption Fees                          None          None           None
 Exchange Fee                             None          None           None
Annual Fund Operating  Expenses
 (as a percentage of average net
  assets)
 Management Fees                          0.55%         0.45%          0.24%
 12b-1 Fees (c)                           0.25%         0.25%          0.25%
 Other Operating Expenses
   (After Reimbursement) (d)              0.10%(a)      0.10%(a)       0.10%(b)
 Total Fund Operating  Expenses           0.90%         0.80%          0.59%

                                                    Class Y Shares
                                       ----------------------------------------
                                                        Money      U.S. Gov't.
                                         Growth        Market       Securities
                                        Portfolio     Portfolio     Portfolio
 -----------------------------------   -----------   -----------   ------------
Shareholder Transaction
   Expenses:
 Maximum Sales Load Imposed  on
  Purchases (as a percentage
   of offering price)                     None          None           None
 Maximum Sales Load Imposed
   on Reinvested Dividends                None          None           None
 Deferred Sales Load                      None          None           None
 Redemption Fees                          None          None           None
 Exchange Fee                             None          None           None
Annual Fund Operating  Expenses
 (as a percentage of average net
  assets)
 Management Fees                          0.60%         0.25%          0.30%
 12b-1 Fees (c)                           0.25%         0.25%          0.25%
 Other Operating Expenses
   (After Reimbursement) (d)              0.10%(a)      0.10%(a)       0.10%(a)
 Total Fund Operating  Expenses           0.95%         0.60%          0.65%

   (a) Phoenix Investment Counsel, Inc. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of Class Y Shares of each Portfolio (other than the Enhanced Reserves Portfolio), excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2001, to the extent that such expenses exceed: 0.95% of the average annual net asset values of the Growth Portfolio; 0.95% of the average annual net asset values of the Balanced Portfolio; 0.80% of the average annual net asset values of the Managed Bond Portfolio; 0.60% of the average annual net asset values of the Money Market Portfolio; and 0.65% of the average annual net asset values of the U.S. Government Securities Portfolio. Total Fund Operating Expenses are estimated to be 1.08%, 0.96%, 1.01%, 1.21% and 1.27% for the Balanced, Managed Bond, Growth, Money Market and U.S. Government Securities Portfolios, respectively, absent such reimbursement or waiver.

   (b) Duff & Phelps Investment Management Co. has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of Class Y Shares of the Enhanced Reserves Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 1996, to the extent that such expenses exceed: 0.59% of the average annual net asset values. Total Fund Operating Expenses for the Enhanced Reserves Portfolio are estimated to be 0.78% absent such reimbursement or waiver.


   (c) Long-term shareholders may pay more in Rule 12b-1 fees than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers, Inc.

   (d) Based on estimated amounts for the current fiscal year.

                                        Cumulative Expenses
                                        Paid for the Period
Example*                                1 year      3 years
 -----------------------------------   ---------   ----------
An investor would pay the following expenses on
  a $1,000 investment assuming
    (1) 5% annual return and (2) redemption at
  the end of each time period:
 Balanced Portfolio
  Class X Shares                          $ 7         $21
  Class Y Shares                            9          29
 Managed Bond Portfolio
  Class X Shares                            6          18
  Class Y Shares                            8          26
 Enhanced Reserves Portfolio
  Class X Shares                            3          11
  Class Y Shares                            6          19
 Growth Portfolio
  Class X Shares                            7          22
  Class Y Shares                           10          30
 Money Market Portfolio
  Class X Shares                            4          11
  Class Y Shares                            6          19
 U.S. Government Securities
  Portfolio
  Class X Shares                            4          13
  Class Y Shares                            7          21

*The purpose of the table above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. For additional information regarding various costs and expenses, see "Management of the Fund," and "How to Buy Shares."

PERFORMANCE INFORMATION


   The Fund may, from time to time, include the performance history of any or all of the Portfolios (and each Class thereof) in advertisements, sales literature or reports to current or prospective shareholders. Both yield and total return figures are computed separately for Class X and Class Y Shares of each Portfolio in accordance with formulas specified by the Securities and Exchange Commission.

   Performance data involving the Balanced, Managed Bond, Growth and U.S. Government Portfolios is based on each such Portfolio's past performance as separate investment accounts of Phoenix Home Life Mutual Insurance Company prior to March 1, 1996. This performance data may be relevant as each such separate account was managed, in all material respects, using substantially the same investment objectives and policies as those used by such Portfolio. Standardized average annual total return of each Class shall be calculated for the preceding one, five and ten year periods (or since inception of the applicable separate account if it has been in existence less than five or ten years) by including the corresponding separate account's total return calculated in accordance with formulas specified by the Securities and Exchange Commission. The performance of the separate accounts has been restated to reflect the deduction of the fees and expenses of the classes of the corresponding Portfolio described in this Prospectus.

   Except as above stated, standardized quotations of average annual total return for each class of shares of each Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either Class X or Class Y Shares of each Portfolio over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each Class's expenses of such Portfolio (on an annual basis), and assume that all dividends and distributions are reinvested when paid. It is expected that the performance of Class X Shares shall be better than that of Class Y Shares as a result of lower distribution fees and certain incrementally lower expenses paid by Class X Shares. The Fund may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures.

   Performance information may be expressed as yield, effective yield and total return of either class of the Money Market Portfolio. Current yield for the Money Market Portfolio will be based on the income earned by the Portfolio (or Class) over a given 7-day period (less a hypothetical charge reflecting deductions for expenses taken during the period) and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated in terms of an annual percentage return on the investment. Effective yield is calculated similarly but reflects the compounding effect of earnings on reinvested dividends.

   The yield of each Portfolio (other than the Money Market Portfolio) will be computed by dividing the Portfolio's net investment income over a 30-day period by an average value of invested assets (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Portfolio's yield for each class.

   Advertisements, sales literature and other communications may contain information about the Fund or Adviser's current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Fund may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Portfolio's holdings; or compare a Portfolio's equity or bond return figure to well-known indices of market performance including but not limited to: the Standard &Poor's 500 Stock Index, Dow Jones Industrial Average, and Salomon Brothers Corporate and Government Bond Indices.

   Performance information for a Portfolio (and each Class thereof) reflects only the performance of a hypothetical investment in a Class X Shares or Class Y Shares of that Portfolio during the particular time period in which the calculations are based. Performance information is not an indication of future performance. Performance information should be considered in light of a particular Portfolio's investment objectives and policies, characteristics and qualities of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Investment results will vary from those Portfolios which previously existed as separate investment accounts particularly as such separate investment accounts were not registered under the 1940 Act and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. For a description of the methods used to determine total return, see the Statement of Additional Information.

   The Fund's Annual Report, available upon request and without charge, shall contain a discussion of the performance of each Portfolio and a comparison of that performance to a securities market index.



                            INVESTMENT OBJECTIVES
                                 AND POLICIES


   Each Portfolio has a different investment objective and is designed to meet different investment needs. The differences in objectives and policies among the Portfolios can be expected to affect the investment return of each Portfolio and the degree of market and financial risk to which each Portfolio is subject. The investment objective of each Portfolio is a fundamental policy which may not be changed without the approval of a vote of a majority of the outstanding shares of that Portfolio. Risks are inherent in the ownership of any security and there can be no assurance that any Portfolio will achieve its investment objective. The investment policies of each Portfolio will also affect the rate of portfolio turnover. A high rate of portfolio turnover generally involves correspondingly greater brokerage commissions or transaction costs, which are paid directly by the Fund. The rate for each Portfolio, except the Money Market Portfolio (which does not normally pay brokerage commissions), is estimated to be as follows: Balanced Portfolio:
250%; Managed Bond Portfolio: 200%; Enhanced Reserves Portfolio:    %; Growth
Portfolio: 200%; and U.S. Government Securities Portfolio: 75%.

Phoenix Duff & Phelps Institutional Balanced Portfolio

   The investment objective of the Balanced Portfolio is to seek long-term capital growth, reasonable income and conservation of capital. The Portfolio intends to invest based on combined considerations of risk, income, capital enhancement and protection of capital value.

   It is intended that the Portfolio may invest in any type or class of stock believed by the Adviser to offer potential for capital appreciation over the intermediate and long term. The Portfolio may also invest in securities convertible into common stocks.

   At least 25% of the value of this Portfolio's assets will be invested in fixed income senior securities. The Portfolio intends to emphasize fixed income senior securities which are rated within the four highest categories by recognized rating agencies (i.e., AAA to BBB by Standard & Poor's Corporation, Aaa to Baa by Moody's Investors Service, Inc., AAA to BBB- by Duff & Phelps Credit Rating Co. ("D&P"), or AAA to BBB by Fitch Investor Services Inc. D&P is not affiliated with the Portfolio or DPM. Fixed-income securities which are rated in these categories are sometimes referred to as "investment grade" securities.) or in unrated securities determined by the Adviser to be comparable with such rating categories. If, in the Adviser's opinion, market conditions warrant, the Portfolio may increase its position in lower (non-investment grade) or non-rated securities from time to time. In an effort to protect its assets against major market declines, or for other temporary defensive purposes, this Portfolio may actively pursue a policy of retaining cash or investing part or all of its assets in cash equivalents, such as government securities and high grade commercial paper.

   The price of fixed income securities will generally move in inverse proportion to interest rates. Lower rated and non-rated fixed-income securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed-income securities normally involves a greater degree of market and credit risk than does investment in securities having higher ratings. In addition, non-rated securities are often less marketable than rated securities. To the extent that the Portfolio holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility and lack of liquidity.

Phoenix Duff & Phelps Institutional Managed Bond Portfolio

   The investment objective of the Managed Bond Portfolio is to generate a high level of current income and appreciation of capital, consistent with prudent investment risk, through investment in a diversified portfolio of bonds.

   The "bonds" which the Portfolio will purchase comprise corporate debt securities which are issued by United States or Canadian corporations and government securities, domestic and foreign. It is the Adviser's present intent to purchase principally those government securities which are issued or guaranteed by the United States government and its agencies or instrumentalities and by the Government of Canada or any Canadian province, municipality or governmental agency thereof. Canadian and other foreign securities will be purchased only if principal and interest with respect to such securities is payable in United States dollars.

   Under normal circumstances, at least 80% of the value of the Portfolio's total assets in bonds (other than commercial paper) will be represented by debt securities which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard Poor's Corporation (AAA, AA, A or BBB) and debt securities of banks and other issuers which, although not rated as a matter of policy by either Moody's Investors Service, Inc. or Standard & Poor's Corporation, are considered by the Adviser to have investment quality comparable to investment grade securities. If, in the Adviser's opinion, market conditions warrant, the Portfolio may increase its position in lower (non-investment grade) or non-rated securities from time to time. The Portfolio will seek to purchase debt securities which have protection against immediate refunding. The Portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, during periods of high interest rates because of their lower acquisition cost, tend to sell at a yield basis that approaches current interest rates.

   The Portfolio also intends to invest in short-term investments such as U.S. Treasury notes and bills, obligations issued or guaranteed as to principal or interest by the United States government or any agency or authority thereof, obligations of U.S. banks and savings and loan associations (including foreign branches of U.S. banks and U.S. branches of foreign banks) such as certificates of deposit, time deposits and bankers acceptances, commercial paper, repurchase agreements with respect to any of the foregoing obligations. The Adviser intends to achieve appreciation of capital through sector selection with emphasis on undervalued securities. When in the opinion of the Adviser, current cash needs or market or economic conditions warrant, the Portfolio may temporarily retain its assets in cash or invest part or all of its assets in cash equivalents.


   The price of fixed income securities will generally move in inverse proportion to interest rates. Lower rated and non-rated fixed-income securities are predominantly speculative with respect to the issuer's capacity to repay principal and pay interest. Investment in lower rated and non-rated convertible fixed-income securities normally involves a greater degree of market and credit risk than does investment in securities having higher ratings. In addition, non-rated securities are often less marketable than rated securities. To the extent that the Portfolio holds any lower rated or non-rated securities, it may be negatively affected by adverse economic developments, increased volatility and lack of liquidity.

Phoenix Duff & Phelps Enhanced Reserves Portfolio

   The investment objective of the Enhanced Reserves Portfolio is to seek a high level of current income consistent with preservation of capital. The Portfolio seeks to achieve its objective primarily by investing in a diversified portfolio of U.S. government securities and high grade corporate debt obligations.

   The Portfolio, which is not a money market fund, is designed for investors who seek a higher yield than a money market fund and less fluctuation in net asset value than an intermediate-term or long-term bond fund. Under normal market conditions, the Portfolio intends to invest at least 65% of the total value of its assets in U.S. government obligations including asset-backed securities issued by the U.S. government or its agencies or instrumentalities and high grade corporate debt obligations. Under normal market conditions, the Enhanced Reserves Portfolio will invest in high grade securities comprising debt obligations with maturities greater than one year rated at the time of purchase AAA, AA, or A by Standard & Poor's Corporation or Aaa, Aa, or A by Moody's Investors Service, Inc. or rated AAA, AA, or A by Duff & Phelps Credit Rating Co. or similarly rated by any nationally recognized statistical rating organization. Short-term debt obligations acquired by the Portfolio will have equivalent ratings. The balance of the Portfolio's assets may be invested in municipal obligations, mortgage-related securities of private issuers, bank obligations, certain money market instruments, repurchase agreements, and foreign securities.

   The Portfolio may purchase portfolio securities with maturities of greater than one year. In normal market conditions, however, the duration of the Portfolio's aggregate portfolio will be approximately one year. The term "maturity" refers to the time remaining until the final payment on such security is due taking no account of the pattern of the securities' payments prior to maturity. "Duration" refers to an alternate measurement of a security's price sensitivity to changes in interest rates. Duration measures the expected life of a security by assessing and weighting the present value of the security's payment pattern. The value of the Portfolio's holdings can be expected to fall when interest rates rise and vice-versa, according to changes in prevailing interest rates.

   At times the Adviser may judge that market conditions make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Adviser may use alternative strategies primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "temporary defensive" strategies, the Portfolio may, without limitation, invest in high-quality, short-term securities.

Phoenix Duff & Phelps Institutional Growth Stock Portfolio

   The investment objective of the Growth Stock Portfolio is to seek long-term appreciation of capital. Since income is not an objective, any income generated by the investment of the Portfolio's assets will be incidental to its objective.

   Under normal conditions, the Portfolio will invest at least 65% of its total assets in any class or type of stock believed by the Adviser to offer potential for capital appreciation over both the intermediate and long-term. The Portfolio may also invest in preferred stocks, bonds, convertible preferred stocks and convertible debentures if, in the Adviser's judgment, such investment will further its investment objective.

   When, for temporary defensive purposes (as when market conditions for growth stocks are adverse), it is determined that other types of investments appear advantageous on the basis of combined considerations of risk and the protection of capital values, investments may be made in fixed income securities with or without warrants or conversion features. In an effort to protect its assets against major market declines, or for other temporary defensive purposes, the Portfolio may actively pursue a policy whereby it will retain cash or invest part or all of its assets in cash equivalents.

   Investments in common stocks for capital appreciation are subject to the risks of changing economic and market conditions which may affect the profitability and financial conditions of the companies in whose securities the Portfolio is invested and the Adviser's ability to anticipate those changes. Since investments normally will consist primarily of securities considered to have potential for appreciation, the assets of the Portfolio may be considered to be subject to greater risks than would be involved if the Portfolio invested in securities which do not have such potential.

Phoenix Duff & Phelps Institutional Money Market Portfolio

   The principal investment objective for the Money Market Portfolio is to achieve as high a level of current income as is consistent with safety of principal and maintenance of liquidity. Investments shall be solely in high grade short term securities such as commercial paper, notes payable upon demand and having maturities varying from one day to 397 days, Treasury or agency obligations or repurchase agreements, municipal notes, Banker's Acceptances, Certificates of Deposit or any other form of short term security. The dollar-weighted average maturity for any Portfolio investment shall not exceed 90 days.

   Commercial paper held by the Portfolio will be limited to securities rated in the two highest "short term" rating categories by at least two nationally recognized statistical rating organizations (one nationally recognized statistically rating organization if that security only has one rating) or, if unrated, be issued by companies with an outstanding debt issue currently rated AA by Standard & Poor's Corporation or Aa by Moody's Investors Service, Inc. No more than 5% of the Portfolio assets will be invested in securities not rated in the highest short-term rating category, and, of those securities, no more than the greater of 1% of the Portfolio's assets or $1 million can be held by any one issuer. Certificates of Deposits must be issued by banks which have capital, surplus and undivided profits of at least $100,000,000.

   The Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time as a result of considerations of liquidity and preservation of capital. Rather, consistent with its investment objective, the Portfolio will attempt to maximize yields by engaging in portfolio trading and buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. These policies, as well as the relatively short maturities of obligations to be purchased by the Portfolio, may result in frequent changes in its portfolio holdings.

   The value of the securities in the Portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates increase after a security was purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of Portfolio shares could require the sale of portfolio investments at a time when a sale might not be desirable.

Phoenix Duff & Phelps Institutional
U.S. Government Securities Portfolio

   The investment objective of the U.S. Government Securities Portfolio is to seek a high level of current income consistent with safety of principal by investing at least 80% of Portfolio assets in a diversified portfolio of securities consisting of: (1) securities issued and guaranteed by the U.S. Government, (2) securities issued by U.S. Government agencies and instrumentalities and backed by the full faith and credit of the United States, and (3) securities issued by U.S. Government agencies and instrumentalities which are guaranteed by such agencies and instrumentalities but are not otherwise backed by the full faith and credit of the United States. The Portfolio is also authorized to invest up to 20% of its value in short-term instruments.

   U.S. Government Securities include (i) U.S. Treasury obligations which differ only in their interest rates, maturities and times of issuance as follows: U.S. Treasury Bills (maturity of one year or less), bonds (generally maturities of greater than ten years), notes (maturity of one to ten years);
(ii) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the United States; such as securities issued by the Federal Housing Administration, the Government National Mortgage Association ("GNMA"), the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the Farmers Home Administration and the Small Business Administration;
(iii) obligations issued or guaranteed by U.S. Government agencies or instrumentalities that are not backed by the full faith and credit of the United States; such as securities issued by the Farm Credit Financial Assistance Corporation, Financing Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Farm Credit Banks, Resolution Funding Corporation and Student Loan Marketing Association. The weighted average duration of of U.S. Government Securities expected to be held by the Portfolio will generally not exceed three years. See "Phoenix Duff & Phelps Institutional Enhanced Reserves Portfolio" for a discussion of the terms "duration" and "maturity".

   Although the payment of interest and principal on a portfolio security may be guaranteed in certain instances by the U.S. Government or one of its agencies or instrumentalities, the value of units of the Portfolio will fluctuate in response to interest rate levels. In general, when interest rates rise, prices of fixed income securities decline. When interest rates decline, prices of fixed income securities rise.



                   INVESTMENT TECHNIQUES AND RELATED RISKS


   In addition to the investment policies described above, each Portfolio, unless otherwise described, may utilize the following investment practices or techniques:


"When issued" and "delayed delivery" Securities


   Each Portfolio may purchase and sell securities on a "when issued" and "delayed delivery" basis. A Portfolio accrues no income on such securities until the Portfolio actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price. The yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. Because each Portfolio relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in a Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. Each Portfolio will engage in "when issued" and "delayed delivery" transactions for the purpose of acquiring securities consistent with the Portfolio's investment objective and policies and not for the purpose of investment leverage.


Securities Lending


   Each Portfolio may lend its securities to brokers, dealers and financial institutions provided that the market value of the securities subject to any such loans does not exceed 25% of the value of the total assets (taken at market value) of such Portfolio; and receive, as collateral, cash or cash equivalents which at all times while the loan is outstanding, will be maintained in amounts equal to at least 102% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities. All fees or charges earned from securities lending will inure to the benefit of the Portfolio. A Portfolio will have the right to regain record ownership of loaned securities within six business days and to exercise beneficial rights such as voting rights and subscription rights. While a securities loan is outstanding, the Portfolio will receive amounts equal to any interest or other distributions with respect to the loaned securities. Any agreement to lend securities shall provide that borrowers are obligated to return the identical securities or their equivalent at termination of the loan and, that the Portfolio shall have the right to retain any collateral or use the same to purchase equivalent securities should the borrower fail to return securities as required.


Short-Term Instruments


   Each Portfolio (other than the Money Market Portfolio) may invest up to 20% of its assets in short term instruments other than instruments involving U.S. Government Securities. Short term investments will be in high grade short term securities such as commercial paper, drafts, notes payable upon demand or having maturities varying from one day to 397 days, municipal notes, Bankers' Acceptances, Certificates of Deposit or any other form of short term security but may also include cash should such a holding appear to be consistent with the goal of maximizing earnings. It is intended that commercial paper held by these Portfolios will be rated A-1 by Standard & Poor's Corporation or P-1 by Moody's Investors Service, Inc. or, if unrated, be issued by companies with an outstanding debt issue currently rated at least AA by Standard & Poor's Corporation or Aa by Moody's Investors Service, Inc. Certificates of Deposits must be issued by banks which have capital, surplus and undivided profits of at least $100,000,000.


Mortgage-Related Securities


   Each Portfolio (other than the Growth and Money Market Portfolios) may invest in securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property ("Mortgage-Related Securities"). These instruments are referred to as "derivatives" as their value is derived from the value of the underlying security or securities. The Mortgage-Related Securities in which these Portfolios may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates. Although certain Mortgage-Related Securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If these Portfolios purchase a Mortgage-Related Security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain Mortgage-Related Securities are inversely affected by changes in interest rates, while other securities which these Portfolios may purchase may be structured so that their interest rates will fluctuate inversely (and thus their price will increase as interest rates rise and decrease as interest rates fall) in response to changes in interest rates. Though the value of a Mortgage-Related Security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to prepay. For this and other reasons, a Mortgage-Related Security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of Mortgage-Related Securities include both interest and principal. If the underlying mortgage securities experience greater than anticipated prepayments of principal, these Portfolios may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. No assurance can be given as to the return these Portfolios will receive when these amounts are reinvested.

   Each Portfolio (other than the Growth and Money Market Portfolios) may also invest in securities issued by corporate and other special purpose entities in which the source of income payments on the securities is a dedicated pool of assets ("Asset-Backed Securities"). The securitization techniques used for Asset-Backed Securities are similar to those used for Mortgage-Related Securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital and other account receivables.


Financial Futures and Related Options


   Each Portfolio (other than the Money Market Portfolios) may enter into financial futures contracts and related options. These instruments are referred to as "derivatives" as their value is derived from the value of the underlying security or securities. These Portfolios may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange- or board-traded put and call options on financial futures contracts as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase.

   These Portfolios will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, these Portfolios will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills initially committed with respect to these Portfolios' existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of each Portfolio's total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus these Portfolios' initial margin deposit with respect thereto will be deposited in a segregated account with these Portfolios to collateralize fully the position and thereby ensure that it is not leveraged.

   Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Adviser could be incorrect in its expectations as to the direction or extent of various interest rate movements, in which case these Portfolios' return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that these Portfolios will lose the premium it paid. There may also be circumstances when the purchase of an option on a financial future contract would result in a loss to these Portfolios while the purchase or sale of the contract would not have resulted in a loss. Futures and options may fail as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge.


Foreign Securities


   Each Portfolio (other than the Money Market and U.S. Government Securities Portfolios) may purchase foreign securities, including those issued by foreign branches of U.S. banks. Such investments in foreign securities will be less than 15% of the total net asset value of these Portfolios at the time of purchase. The Enhanced Reserves, Managed Bond and Balanced Portfolios may invest in debt obligations issued by foreign corporations and by foreign governments and their political subdivisions, which securities will be denominated, and pay interest and principal, in U.S. dollars.

   Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These Portfolios may invest in a broad range of foreign securities including equity, debt and convertible securities and foreign government securities. In connection with investments in foreign securities, the Portfolio may enter into forward foreign currency exchange contracts for the purpose of protecting against losses resulting from fluctuations in exchange rates between the U.S. dollar and a particular foreign currency denominating a security which the Portfolio holds or intends to acquire. These Portfolios will not speculate in forward foreign currency exchange contracts.

   Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, difficulty in invoking legal process abroad and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Many of the foreign securities held by these Portfolios will not be registered with the Securities and Exchange Commission and many of the issuers of foreign securities will not be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may compare favorably or unfavorably with the United States economy with respect to such factors as rate of growth, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions, and economic trends in foreign countries may be difficult to assess.

   Particular risks are posed by investments in third world countries or so-called "emerging markets." These securities may be especially volatile based on relative economic, political and market conditions present in these countries. These and other relevant conditions vary widely between emerging market countries. For instance, certain emerging market countries are either comparatively undeveloped or are in the process of becoming developed and may consequently be economically based on a relatively few or closely interdependent industries. A high proportion of the shares of many emerging market issuers may also be held by a limited number of large investors trading significant blocks of securities. While the Portfolios will strive to be sensitive to publicized reversals of economic conditions, political unrest and adverse changes in trading status, unanticipated political and social developments may affect the values of these Portfolios' investments in such countries and the availability of additional investments in such countries.

   The Portfolio may use foreign custodians or sub-custodians in connection with purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriation, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.


Repurchase Agreements


   Each Portfolio (other than Money Market and Growth Portfolios) may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. These Portfolios will enter into such repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. Although the securities subject to repurchase agreements may bear maturities exceeding thirteen months, these Portfolios do not presently intend to enter into repurchase agreements with deemed maturities in excess of seven days. If in the future a Portfolio were to enter into repurchase agreements with deemed maturities in excess of seven days, such Portfolio would do so only if such investment, together with other illiquid securities, did not exceed 15% of the net value of that Portfolio's total assets. Default or bankruptcy of the seller would, however, expose the Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extend that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.


Securities and Index Options


   The Balanced, Enhanced Reserves and U.S. Government Securities Portfolios may write covered call options and purchase call and put options. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged.

   These Portfolios will write call options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price.

   During the option period the writer of a call option has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. Writing call options also involves risks relating to these Portfolios' ability to close out options it has written.

   These Portfolio may invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices for the purpose of hedging against changes in the market value of its portfolio securities. These Portfolios will invest in call and put options whenever, in the opinion of the Adviser, a hedging transaction is consistent with the investment objectives of these Portfolios. These Portfolios may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or a put option involves the risk that these Portfolio may lose the premium it paid plus transaction costs.

"Zero-Coupon" and "Payment-in-Kind" Securities

   The Balanced Portfolio may invest in so-called "zero-coupon" and "payment-in-kind" securities. The Internal Revenue Code of 1986, as amended (the "Code"), requires that regulated investment companies distribute at least 90% of their net investment income each year, including tax-exempt and non-cash income. Accordingly, although a Portfolio will receive no coupon payments on zero coupon securities prior to their maturity and may receive additional securities in lieu of cash payments on payment-in-kind securities, a Portfolio is required, in order to maintain the desired tax treatment, to include in its distributions to shareholders in each year any income attributable to such securities that is in excess of 10% of a Portfolio's net investment income in that year.

Municipal Obligations

   When conditions warrant, the Bond, Balanced and Enhanced Reserves Portfolios may invest in obligations issued by or on behalf of state and local governmental issuers ("Municipal Obligations"), whether or not the income thereon is exempt from the Federal income tax. The purchase of Municipal Obligations may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities, on a pre-tax basis, is comparable to that of corporate or U.S. Government obligations. Dividends paid by this Portfolio that are derived from interest on Municipal Obligations would be taxable to the Portfolio's shareholders for Federal income tax purposes.


                           INVESTMENT RESTRICTIONS


   Each Portfolio may not invest more than 25% of its assets in any one industry, except the Money Market Portfolio may invest more than 25% of its assets in the domestic banking industry; and the U.S. Government Securities Portfolio will invest at least 80% of its net assets in securities backed or supported by the U.S. Government. In addition to the investment restrictions described above, each Portfolio's investment program is subject to further restrictions which are described in the Statement of Additional Information. The restrictions for each Portfolio described above are fundamental and may not be changed without shareholder approval.


                            MANAGEMENT OF THE FUND


   The Fund is a mutual fund, technically known as an open-end, diversified investment company. The Board of Trustees supervises the business affairs and investments of the Fund, which is managed on a daily basis by each Portfolio's investment advisers. The Fund was organized as a Massachusetts business trust on December 4, 1995. The Fund commenced operations on March 1, 1996. The Fund is currently authorized to offer shares of beneficial interest in series and is currently offering shares of six Portfolios. Two classes of shares are currently offered by each Portfolio.


The Advisers


   Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser for each Portfolio other than the Enhanced Reserves Portfolio. PIC is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC was originally organized in 1932 as John P. Chase, Inc. In addition to these Portfolios, PIC also serves as investment adviser to other entities including Phoenix Series Fund, Phoenix Multi-Portfolio Fund (all portfolios other than the Real Estate Securities Portfolio), Phoenix Total Return Fund, Inc., and The Phoenix Edge Series Fund (all Series other than the Real Estate Securities Series) and as subadviser to the Chubb America Fund, Inc., SunAmerica Series Trust, JNL Trust, and American Skandia Trust, among other investment advisory clients. As of December 31, 1995, PIC had approximately $18.4 billion in assets under management on a discretionary basis.


   All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning"), a subsidiary of Phoenix Duff & Phelps Corporation of Chicago, Illinois. Prior to November 1, 1995, PIC and Equity Planning were indirect, wholly-owned subsidiaries of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is a majority shareholder of Phoenix Duff & Phelps Corporation. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut 06115. Phoenix Duff & Phelps Corporation is a New York Stock Exchange traded company that provides various financial advisory services to institutional investors, corporations and individuals through operating subsidiaries.


   Duff & Phelps Investment Management Co. ("DPM") serves as the investment adviser to the Enhanced Reserves Portfolio. DPM is a subsidiary of Phoenix Duff & Phelps Corporation. DPM is located at 55 East Monroe Street, Suite 3800, Chicago, Illinois 60603. As of December 31, 1995, DPM had approximately $14.8 billion in assets under management on a discretionary basis. PIC and DPM are sometimes collectively referred to as the "Advisers".

   The Advisers continuously furnish an investment program for each applicable Portfolio and manage the investment and reinvestment of the assets subject at all times to the supervision of the Trustees. Under the terms of the Investment Advisory Agreements, each Adviser is entitled to a prescribed fee. For managing, or directing the investments of the following Portfolios, PIC is entitled a monthly fee at the following annual rates based upon the average aggregate daily net asset values of each such Portfolio up to $1 billion: (a) 0.60% of the average of the aggregate daily net asset values of the Growth Portfolio; (b) 0.55% of the average of the aggregate daily net asset values of the Balanced Portfolio; (c) 0.45% of the average of the aggregate daily net asset values of the Managed Bond Portfolio; (d) 0.25% of the average of the aggregate daily net asset values of the Money Market Portfolio; and, (e) 0.30% of the average of the aggregate daily net asset values of the U.S. Government Securities Portfolio. DPM is entitled to a monthly fee for managing, or directing the investments of the Enhanced Reserves Portfolio, at the annual rate of 0. 24% of the average aggregate daily net asset values of such Portfolio up to $1 billion. Advisory fees payable to PIC or DPM, as applicable, shall decrease by five basis points at such time as the average aggregate daily net asset value of such Portfolio exceeds $1 billion.

   The Investment Advisory Agreements provide that each Adviser will reimburse the Fund for the amount, if any, by which the total operating expenses of any applicable Portfolio (including each investment adviser's compensation, but excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) for any fiscal year exceed the level of expenses which such Portfolio is permitted to bear under the most restrictive expense limitation (which has not been waived) imposed on mutual funds by any State in which shares of the Portfolio are then qualified for sale. In addition, PIC has voluntarily agreed to assume Total Fund Operating Expenses of each Portfolio (other than the Enhanced Reserves Portfolio), excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2001, to the extent that such expenses exceed the following percentages of average annual net asset values:


                         Class X Shares     Class Y Shares
                        ----------------   -----------------
Balanced Portfolio            0.65%               0.90%
Managed Bond Portfolio        0.55%               0.80%
Growth Portfolio              0.70%               0.95%
Money Market Portfolio        0.35%               0.60%
U.S. Government
  Securities Portfolio        0.40%               0.65%


   DPM has voluntarily agreed to reimburse or waive Total Fund Operating Expenses of the Enhanced Reserves Portfolio, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 1996, to the extent that such expenses exceed: 0.34% of the average annual net asset values of Class X Shares of the Enhanced Reserves Portfolio and
 .59% of the average annual net asset values of Class Y Shares of the Enhanced Reserves Portfolio.


The Portfolio Managers


Balanced Portfolio

   Mr. George I. Askew serves as portfolio manager of the Balanced Portfolio and as such is responsible for the day-to-day management of the Portfolio's holdings. Mr. Askew has served as a research analyst for Phoenix Home Life Mutual Insurance Company since 1994, and an associate in the investment banking division of Merrill Lynch & Co., from 1987 until 1992. Mr. Askew attended the University of California at Los Angeles from 1992 until 1994, where he obtained his Masters in Business Administration.

Managed Bond Portfolio

   Mr. James D. Wehr serves as portfolio manager of the Managed Bond Portfolio and as such is responsible for the day-to-day management of the Portfolio's holdings. Mr. Wehr has served as portfolio manager of the Phoenix Home Life Separate Account P since 1990, Phoenix Tax-Exempt Bond Portfolio of the Phoenix Multi-Portfolio Fund; Phoenix California Tax Exempt Bond Fund since 1993 and has been a Vice President of PIC since 1991.

Enhanced Reserves Portfolio

   Mr. Marvin E. Flewellen serves as co-portfolio manager of the Enhanced Reserves Portfolio and as such is responsible for the day-to-day management of the Portfolio's holdings. Mr. Flewellen has served as a Vice President and a Fixed Income Portfolio Manager with DPM since 19[]. Mr. Flewellen was a Second Vice President and portfolio manager with Northern Trust Bank from 19[ ] until 19[ ].

   Mr. Robert J. Moore also serves as co-portfolio manager of the Enhanced Reserves Portfolio and as such is responsible for the day-to-day management of the Portfolio's holdings. Mr. Moore has served as Executive Vice President and head of Fixed Income with DPM since 19[ ]. Mr. Moore was a principal and a portfolio manager with Harris Investment Management from 19[ ] until 19[ ] and was a lead portfolio manager at Ford Motor Company from 19[ ] until 19[ ].

Growth Portfolio

   Mr. Thomas Melvin serves as portfolio manager of the Growth Portfolio and as such is responsible for the day-to-day management of the Portfolio's holdings. Mr. Melvin has served as portfolio manager of Common Stock, Phoenix Home Life Mutual Insurance Company from 1991 until 1995, and Portfolio Manager, Constitution Capital Management from 1987 until 1991, and has been a Vice President of PIC since 1992.

Money Market Portfolio

   Ms. Dorothy J. Skaret serves as portfolio manager of the Money Market Portfolio and as such is responsible for the day-to-day management of the Portfolio's holdings. Ms. Skaret has served as the portfolio manager of Phoenix Home Life Separate Account G from 1990 until 1995. Ms Skaret has also served as the portfolio manager of the Money Market Fund of The Phoenix Edge Series Fund from 1990 until the present, which also is advised by the Adviser. Ms. Skaret is also a Vice President of National Securities & Research Corporation since 1993.

U.S. Government Securities Portfolio

   Mr. Christopher J. Kelleher serves as portfolio manager of the U.S. Government Securities Portfolio and as such is responsible for the day-to-day management of the Portfolio's holdings. Mr. Kelleher has served as the portfolio manager of Phoenix Home Life Separate Account U since 1991. Mr. Kelleher has been a Vice President of PIC since 1991 and is also a Vice President of National Securities & Research Corporation (since 1993), and Vice President of The Phoenix Edge Series Fund (since 1989).


The Financial Agent


   Equity Planning serves as financial agent of the Fund and, as such, performs administrative, bookkeeping and pricing services and certain other administrative functions. As compensation, Equity Planning receives a quarterly fee based on the average of the aggregate daily net asset values of the Fund at an annual rate of $300 per $1 million which is expected to equal approximately the cost to Equity Planning of providing such services.


The Custodians and Transfer Agent


   The custodian of the assets of all Portfolios other than the Enhanced Reserves Portfolio is The Chase Manhattan Bank, N.A., 1 Chase Manhattan Plaza, Floor 3B, New York, New York 10081. The custodian for the assets of the Enhanced Reserves Portfolio is State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02101. The Fund has authorized the custodians to appoint one or more subcustodians for the assets of the Fund held outside the United States.

   Equity Planning serves as transfer agent for the Fund (the "Transfer Agent") for which it is paid $19.25 plus out-of-pocket expenses for each designated shareholder account. The Transfer Agent is authorized to engage sub-agents to perform certain shareholder servicing functions from time to time for which such agents shall be paid a fee by the Transfer Agent.


Brokerage Commissions


   Although the Rules of Fair Practice of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such Rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such Rules and to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Fund.



                  NATIONAL DISTRIBUTOR AND DISTRIBUTION PLAN


   Equity Planning serves as the national distributor of the Fund's shares. Equity Planning is registered as a broker-dealer in fifty states. The principal offices of Equity Planning are located at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200. Philip R. McLoughlin is a Trustee and President of the Fund and a director and officer of Equity Planning. G. Jeffrey Bohne, James M. Dolan, William R. Moyer, Leonard J. Saltiel, and Nancy G. Curtiss are officers of the Fund and officers of Equity Planning.

   Equity Planning and the Fund have entered into distribution agreements under which Equity Planning has agreed to use its best efforts to find purchasers for Fund shares. The Fund has granted Equity Planning the exclusive right to purchase from the Fund and resell, as principal, shares needed to fill unconditional orders for Fund shares. Equity Planning may sell Fund shares through its registered representatives or through securities dealers with whom it has sales agreements. Equity Planning may also sell Fund shares pursuant to sales agreements entered into with banks or bank affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of banks or bank affiliated securities brokers are not permitted under the Glass-Steagall Act, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with banks or bank affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Portfolio of the Fund. The sale of Fund shares through a bank or a securities broker affiliated with a bank is not expected to preclude the Fund from borrowing from such bank or from availing itself of custodial or transfer agency services offered by such bank.


Distribution Plan


   The Trustees have adopted a distribution plan on behalf of the Class Y Shares pursuant to Rule 12b-1 under the 1940 Act. The Class Y Share distribution plan (the "Plan") has been approved by Phoenix Home Life as initial, sole shareholder. The Plan authorizes the payment to Equity Planning of amounts not exceeding 0.25% annually of the average of the daily net assets of Class Y Shares of each respective Portfolio for each year elapsed after the inception of the Plan. Although under no contractual obligation to do so, the Fund intends to make such payments to Equity Planning as commissions for Class Y Shares sold, to enable Equity Planning to (i) pay maintenance or other fees with respect to Class Y Shares (the "Service Fee"), and (ii) pay bank affiliated securities brokers maintenance or other fees relating to Class Y Shares purchased by their customers and remaining on the Fund's books during the period for which such fee is paid. The portion of the above fees paid by the Fund to Equity Planning as "Service Fees" shall not exceed 0.25% annually of Class Y Share average daily net assets. Payments, less the portion thereof paid by Equity Planning to others, may be used by Equity Planning for its expenses of distributing Class Y Shares. The Fund is not required to reimburse Equity Planning if expenses of distributing Class Y Shares exceed payments and any sales charges retained by Equity Planning. Conversely, payments and sales charges retained by Equity Planning in excess of expenses incurred in distributing Class Y Shares shall be retained by Equity Planning as profit. The Plan requires that at least quarterly the Trustees must review a written report with respect to the amounts expended under the Plan and the purposes for which such expenditures were made. While the Plan is in effect, the Fund will be required to commit the selection and nomination of candidates for Trustees who are not "interested persons" (as defined in the 1940 Act) to the discretion of other Trustees who are not interested persons.



                            DESCRIPTION OF SHARES


  The capitalization of the Fund consists solely of an unlimited number of shares of beneficial interest. The Fund currently offers shares in six different Portfolios, each offering two classes. Holders of shares of a Portfolio have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Portfolio (provided that Class Y Shares of a Portfolio bear higher distribution fees and pay correspondingly lower dividends per share than Class X Shares of the same Portfolio). Shareholders of all Portfolios vote on the election of Trustees. On matters affecting an individual Portfolio (such as approval of an investment advisory agreement or a change in fundamental investment policies), a separate vote of that Portfolio is required. On matters affecting an individual class (such as approval of matters relating to the Class Y distribution plan), a separate vote of that class is required. Shares of each Portfolio are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, conversion, preemptive rights or subscription rights.

   The assets received by the Fund for the issue or sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, are allocated to such Portfolio (and class if applicable) subject only to the rights of creditors, and constitute the underlying assets of such Portfolio (and class if applicable). The underlying assets of each Portfolio are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Portfolio and with a share of the general expenses of the Fund. Any general expenses of the Fund not readily identifiable as belonging to a particular Portfolio or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

   Unlike the stockholders of a corporation, there is a possibility that the shareholders of a Massachusetts business trust such as the Fund may be personally liable for debts or claims against the Fund. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, undertaking or obligation made or issued by the Fund shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Fund itself would be unable to meet its obligations.

   Prior to March 1, 1996, the Balanced, Managed Bond, Growth, Money Market and U.S. Government Securities Portfolios existed as the Managed Bond Account (Separate Account P), Balanced Account (Separate Account L), Growth Stock Account (Separate Account S), Money Market Account (Separate Account G), and U.S. Government Account (Separate Account U), respectively; separate investment accounts of Phoenix Home Life, pursuant to the insurance laws of the State of New York and the laws of other States. Each separate account was maintained for the purpose of investing amounts allocated thereto by Phoenix Home Life under certain group annuity contracts issued by Phoenix Home Life in connection with pension or profit-sharing plans which meet the requirements of Section 401(a) of the Internal Revenue Code of 1986, as amended. The separate accounts were not investment companies, pursuant to the 1940 Act. Accordingly, a risk factor associated with an investment in the Fund is that it has no operating history as a mutual fund prior to March 1, 1996.


   On October 16, 1995, the Board of Directors of Phoenix Home Life approved the conversion of each such separate account into a corresponding Portfolio of the Fund. As of March 1, 1996, the net assets of each separate account were transferred into the corresponding Portfolio of the Fund in exchange for shares of that Portfolio which were credited to each contractholder in accordance with the value of that contractholder's separate account units as of the close of business on such date. Each separate account was then terminated.



                              HOW TO BUY SHARES


   The Fund currently issues two classes of shares for each Portfolio. Class X Shares are available to Plans (as hereafter defined) and institutional investors which initially purchase Class X Shares of the Fund whose net asset value exceeds $5 million. Class Y Shares are offered to Plans and institutional investors which initially purchase Class Y Shares of the Fund whose net asset value exceeds $1 million. "Plans" are defined as corporate, public, union and governmental pension plans. Completed applications for the purchase of shares should be mailed to State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

   The minimum subsequent investment for each class is $100. Shares are sold at the net asset value per share (as described below) next computed after a completed application or purchase order is received by State Street Bank and Trust Company together with good and sufficient funds therefor (certified checks, federal funds wires, and automated clearing house transactions ("ACH")). Completed orders received on a business day prior to 4:00 p.m.
E.S.T. will be processed based on that day's closing net asset value. Sales of shares may be made through broker-dealers, pension consultants or other qualified financial agents/institutions.

   The minimum initial investment amounts for the purchase of either class of Fund shares shall be waived with respect to purchases by: (i) Plans and institutional investors who have been invested in those separate investment accounts of Phoenix Home Life Mutual Insurance Company described above as of March 1, 1996; (ii) trust companies, bank trust departments, financial planners and investment advisers for funds over which such entity charges an account management fee and which are held in a fiduciary, agency, advisory, custodial or similar capacity; or (iii) shareholders where the amounts invested represent the redemption proceeds from the reorganization or merger of other investment companies.

   No trail fees are payable to dealers in connection with the purchase, sale or retention of Class X Shares. Equity Planning may pay broker-dealers, from its own profits and resources, a percentage of the net asset value of any shares sold as set forth below:


                                    Payment to
      Purchase Amount             Broker-Dealer
 --------------------------   -----------------------
$0 to $5,000,000                       0.50%
$5,000,001 to $10,000,000              0.25%
$10,000,001 or more                    0.10%


   If part of any investment is subsequently redeemed within one year of the investment date, the broker/dealer will refund to Equity Planning any such amounts paid with respect to the investment. Equity Planning will sponsor sales contests, training and educational meetings and provide to all qualifying financial agents, from its own profits and resources, additional compensation in the form of trips, merchandise or expense reimbursement. Brokers or dealers other than Equity Planning may also levy customary additional charges to shareholders for their services in effecting transactions, if they notify the Fund of their intention to do so.

   Equity Planning intends to pay investment dealers and other exempt financial institutions with whom it has a sales agreement a service fee of 0.25% of the average daily net asset value of Class Y Shares sold by such dealers, subject to future amendment or termination. Equity Planning will retain all or a portion of the continuing distribution fee assessed to Class Y shareholders to finance commissions and related marketing expenses.

   Shareholders may exchange Class X or Class Y Shares held in book-entry form for shares of the same class of other Portfolios of the Fund provided the following conditions are met: (1) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's principal place of business; (2) the Acquired Shares are the same class as the shares to be surrendered (the "Exchanged Shares"); (3) the Acquired Shares will be registered to the same shareholder account as the Exchanged Shares; (4) the account value of the shares to be acquired must equal or exceed the minimum initial or subsequent investment amount, as applicable, after the exchange is implemented; and (5) the shareholder is qualified to acquire Fund shares in accordance with the limitations described in this Prospectus. The Fund reserves the right to refuse exchange purchases by any person or broker/dealer if, in the Fund's or Adviser's opinion, (a) the exchange would adversely affect the Fund's ability to invest according to its investment objectives and policies; (b) the Fund believes that a pattern of exchanges coincides with a "market timing" strategy; or (c) otherwise adversely affect the Fund and its shareholders. The Fund reserves the right to terminate or modify its exchange privileges at any time upon giving written notice to shareholders at least 60 days in advance. Shareholders are urged to review their constituent documents and relevant requirements in order to verify pertinent limitations imposed by retirement plan or group annuity contract exchange limits as well as restrictions imposed by governing law.

   Unless a shareholder elects in writing not to participate in the Telephone Exchange Privilege, shares for which certificates have not been issued may be exchanged by calling 800-814-1897 provided that the exchange is made between accounts with identical registrations. Under the Telephone Exchange Privilege, telephone exchange orders may also be entered on behalf of the shareholder by his or her registered representative.

   The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. In addition to requiring identical registrations on both accounts, the Transfer Agent will require address verification and will record telephone instructions on tape. All exchanges will be confirmed in writing to the shareholder. To the extent that procedures reasonably designed to prevent unauthorized telephone exchanges are not followed, the Fund and/or the Transfer Agent may be liable for following telephone instructions for exchange transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone exchange instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Fund and/or the Transfer Agent reasonably believe to be genuine. The Telephone Exchange Privilege may be modified or terminated at any time on 60 days' notice to shareholders. In addition, during times of drastic economic or market changes, the Telephone Exchange Privilege may be difficult to exercise or may be suspended temporarily. The Telephone Exchange Privilege is available only in States where shares being acquired may be legally sold.

   If a shareholder elects not to use the Telephone Exchange Privilege or if the shares being exchanged are represented by a certificate or certificates, in order to exchange shares the shareholder must submit a written request to Equity Planning, 100 Bright Meadow Blvd., Enfield, CT 06083-2200, ATTN:
Phoenix Funds. If the shares are being exchanged between accounts that are not registered identically, the signature on such request must be guaranteed by an eligible guarantor institution as defined by the Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit union, national securities exchanges, registered securities associations, clearing agencies and savings associations. Any outstanding certificate or certificates for the tendered shares must be duly endorsed and submitted.



                               NET ASSET VALUE


   The net asset value of the shares of each Portfolio of the Fund is determined once daily as of the close of trading of the New York Stock Exchange (the "Exchange"), on days when the Exchange is open for trading. Net asset value per share of a Portfolio is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the total number of outstanding shares of the Portfolio. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a class, plus that class's distribution fee and any other expenses allocated solely to that class, are deducted from the proportionate interest of such class in the assets of the Portfolio, and the resulting amount of each is divided by the number of shares of that class outstanding to produce the net asset value per share.

   In determining the value of the assets of each Portfolio (other than the Money Market Portfolio), the securities for which market quotations are readily available are valued at market value. The assets of the Money Market Portfolio are valued on an amortized cost basis absent extraordinary or unusual market conditions. Debt securities (other than short-term obligations) including those for which market quotations are not readily available are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities listed or traded on a national securities exchange are valued at the last sale price or, if there has been no recent sale, at the last bid price. Securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Trustees or their delegates. Securities traded in the over-the-counter market are valued at the last bid price. Short-term obligations maturing in less than sixty days are valued at amortized cost, which the Trustees have determined approximates market. Equity options are valued at the last sale price unless the bid or asked price is used. Exchange-traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices by market makers are used. Over-the-counter traded fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Illiquid securities are valued at the price determined in good faith by the Trustees or the Adviser acting at their direction, considering all relevant factors including but not limited to, prices disseminated by pricing services (when such prices are believed to reflect the fair value of such securities) and the value of any comparable securities for which market quotations are readily available. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Portfolio has other investments, such investments shall be valued at the fair value thereof as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.



                             HOW TO REDEEM SHARES


   Any holder of shares of any Portfolio may require the Fund to redeem its shares at any time at the net asset value per share next computed after receipt of a redemption request in proper written form by State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301, ATTN: Phoenix Duff & Phelps Institutional Mutual Funds. To be in proper form to redeem shares, (1) the signature(s) of duly authorized representative(s) of the shareholder must appear in the appropriate place upon the stock power; (2) the stock power or any related instruction transmittal must specify the name and account number of the shareholder exactly as registered; (3) the name of the Portfolio;

and (4) and all such signatures must be guaranteed by an eligible guarantor institution as determined in accordance with the standards and procedures established by the Transfer Agent. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Signature(s) must also be guaranteed on any change of address request submitted in conjunction with any redemption request. Additional documentation may be required for redemptions by corporations, partnerships or other organizations, or if redemption is requested by anyone other than the shareholder(s) of record. Redemption requests will not be honored until all required documents in proper form have been received.

   In addition, each Portfolio maintains a continuous offer to repurchase its shares, and shareholders may normally sell their shares through securities dealers, who may charge customary commissions for their services. The redemption price in such case will be the price as of the close of the general trading session of the New York Stock Exchange on that day, provided the order is received by the dealer prior thereto, and is transmitted to the Distributor prior to the close of its business. No charge is made by the Fund on redemptions, but shares tendered through investment dealers may be subject to service charge by such dealers. Payment for shares redeemed will be made within three days after receipt of the duly endorsed share certificates or written request; provided, however, that redemption proceeds will not be disbursed until each check used for purchase of shares has been cleared for payment by the investor's bank which may take up to 15 days after receipt of the check.

   Unless a shareholder elects in writing not to participate in the Telephone Redemption Privilege, shareholders may redeem shares valued at up to $100,000 by calling (800) 814-1897. The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information will be verified, telephone redemption instructions will be recorded on tape, and all redemptions will be confirmed in writing to the shareholder. If there has been an address change within the past 60 days, a telephone redemption will not be authorized. To the extent that procedures reasonably designed to prevent unauthorized telephone redemptions are not followed, the Fund and/or the Transfer Agent may be liable for following telephone instructions for redemption transactions that prove to be fraudulent. Broker/dealers other than Equity Planning have agreed to bear the risk of any loss resulting from any unauthorized telephone redemption instruction from the firm or its registered representatives. However, the shareholder would bear the risk of loss resulting from instructions entered by an unauthorized third party that the Fund and/or the Transfer Agent reasonably believe to be genuine. The Telephone Redemption Privilege may be modified or terminated at any time without prior notice to shareholders. In addition, during times of drastic economic or market changes, the telephone redemption privilege may be difficult to exercise and a shareholder should submit a written redemption request, as described above.

   If the amount of the redemption is $500 or more, the proceeds will be wired to the shareholder's designated U.S. commercial bank account. If the amount of the redemption is less than $500, the proceeds will be sent by check to the address of record on the shareholder's account.

   Telephone redemption requests must be received by Equity Planning by the close of trading on the New York Stock Exchange on any day when Equity Planning is open for business. Requests made after that time or on a day when Equity Planning is not open for business cannot be accepted by Equity Planning. The proceeds of a telephone redemption will normally be sent on the first business day following receipt of the redemption request. However, with respect to the telephone redemption of shares purchased by check, such requests will only be effected after the Fund has assured itself that good payment has been collected for the purchase of shares, which may take up to 15 days.

   To the extent consistent with state and federal law, the Fund may make payment of the redemption price either in cash or in kind. The Fund has elected to pay in cash all requests for redemption by any shareholder of record, but may limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when he sold the securities.



                           DIVIDENDS, DISTRIBUTIONS
                                  AND TAXES


   Each Portfolio will be treated as a separate mutual fund for federal income tax purposes. Each Portfolio intends to elect to be taxed as a regulated investment company ("RIC") and qualify as such annually under Subchapter M of the Internal Revenue Code (the "Code"). As a RIC, each Portfolio will not be subject to federal income tax on its ordinary income and net realized gains distributed to its shareholders. Each Portfolio intends to distribute sufficient ordinary income and net realized capital gains, if any, annually to avoid the imposition of federal income tax or a non-deductible 4% excise tax.

   Many investors, including most tax qualified plan investors, may be eligible for preferential federal income tax treatment on distributions received from the Portfolio and dispositions of shares of the Portfolio. The Fund has not sought opinions of counsel or applied for a ruling from the Internal Revenue Service as to whether the assessment of higher distribution fees with respect to Class Y Shares may result in any dividends or distributions constituting "preferential dividends" under the Code. Complete assurances cannot be given when or whether the Fund will receive a favorable opinion or ruling or, the potential consequences associated with an adverse determination. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of the Fund should consult its tax advisor about the federal, state or local tax consequences particular to it, as should persons considering whether to have amounts held for their benefit in such trusts or other entities which intend to invest in shares of the Fund.

   Investors that do not receive preferential tax treatment are subject to federal income tax on distributions received with respect to their shares of the Fund. Distributions of the Fund's ordinary income and short-term capital gains are taxable to shareholders as ordinary income whether received in cash or shares of the Fund's. Designated long-term capital gains distributions are taxable as long-term capital gains whether distribution in cash or additional shares and regardless of how long the shareholder owned the shares of the Fund; however, a loss recognized on the sale of the shares of a Portfolio held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains distributions received on those shares. Certain designated dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. Shareholders should consult with their tax advisor for additional information concerning the federal, state, local and foreign tax consequences of purchasing shares of the Portfolio.

   Dividends from net investment income, if any, of the Money Market Portfolio and Enhances Reserves Portfolio will be declared daily and paid monthly. Dividends from net investment income for all other Portfolios will be accrued and paid semi-annually. Dividends from net realized capital gains, if any, will be declared and paid annually for all Portfolios. Dividends and distributions with respect to the shares of any class of any Portfolio will be payable in full and fractional shares of such class of Portfolio at the net asset value on the first business day after the record date, or, at the option of the shareholder, in cash. Any shareholder who purchases shares of a Portfolio prior to the close of business on the record date for a dividend or distribution will be entitled to receive such dividend or distribution.

   The foregoing is only a summary of some of the important tax considerations generally affecting the Portfolios and their shareholders. Shareholders should consult competent tax advisers regarding specific tax situations.



                            ADDITIONAL INFORMATION


   Inquiries and requests for the Statement of Additional Information, the Annual Report to Shareholders and the Semi-Annual Report to Shareholders should be directed to Equity Planning at (800) 814-1897 or 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

APPENDIX

A-1 and P-1 Commercial Paper Ratings


   The Money Market Portfolio will only invest in commercial paper which at the date of investment is rated A-1 by Standard & Poor's Corporation or P-1 by Moody's Investors Service, Inc., or, if not rated, is issued or guaranteed by companies which at the date of investment have an outstanding debt issue rated AA by Standard & Poor's or Aa by Moody's.


   Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

   The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Moody's Investors Service, Inc., Corporate Bond Ratings

   Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they Comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

   Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C--Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard and Poor's Corporation's Corporate Bond Ratings

   AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

   AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

   A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   BB-B-CCC-CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Fitch Investor Services, Inc.

   AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

   AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

   A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

   BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

   B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

   CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

   CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

   C--Bonds are in imminent default in payment of interest or principal.

   DDD, DD, and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

   Plus (+) Minus (-)--Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs however, are not used in the "DDD", "DD", or "D" categories.


   Duff & Phelps Credit Rating Co. Rating Scale--Duff & Phelps (not affiliated with the Fund or DPM) offers ratings for short-term and long-term debt, preferred stock, structured financings, and insurer's claims paying ability. D&P ratings are specific to credit quality, i.e., the likelihood of timely payment for principal, interest, and in the case of a preferred stock rating, preferred stock dividends. The insurance company claims paying ability ratings reflect an insurer's ability to meet its claims obligations.


Long-Term Ratings

AAA                  Highest Quality
AA+, AA, AA-          High Quality
A+, A, A-             Good Quality
BBB+, BBB, BBB        Satisfactory Quality (investment grade)
BB+, B, B-            Non-Investment Grade
B+, B, B-             Non-Investment Grade
CCC                   Speculative

          Statement of Additional Information-Subject to Completion
                      Date of Issuance: February 1, 1996

               PHOENIX DUFF & PHELPS INSTITUTIONAL MUTUAL FUNDS

              101 Munson Street, Greenfield, Massachusetts 01301
                                (800) 814-1897

                     Statement of Additional Information
                                March 1, 1996

   This Statement of Additional Information is not a prospectus but is incorporated by reference in the Prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with the Fund's current Prospectus, dated March 1, 1996, a copy of which may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 814-1897, or by writing to Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.



TABLE OF CONTENTS*

                                             PAGE
THE FUND                                       1
INVESTMENT OBJECTIVES AND POLICIES (7)         1
INVESTMENT RESTRICTIONS (13)                   8
PERFORMANCE INFORMATION (7)                   10
PERFORMANCE COMPARISONS                       12
PORTFOLIO TURNOVER                            12
MANAGEMENT OF THE TRUST (13)                  12
THE INVESTMENT ADVISERS (13)                  17
BROKERAGE ALLOCATION                          18
DETERMINATION OF NET ASSET VALUE (18)         18
PURCHASE OF SHARES (17)                       19
TAXES (19)                                    19
THE NATIONAL DISTRIBUTOR (15)                 20

                 *Numbers in parenthesis are cross-references
                     to related pages of the Prospectus.

[red herring on side of page]

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                                    THE FUND


   Phoenix Duff & Phelps Institutional Mutual Funds (the "Fund") is an open-end management investment company which was organized under Massachusetts law on December 4, 1995 as a business trust. Prior to March 1, 1996, the Bond, Balanced, Growth, Money Market and U.S. Government Securities Portfolios existed as the Managed Bond Account ("Separate Account P"), Balanced Account ("Separate Account L"), Growth Stock Account ("Separate Account S"), Money Market Account ("Separate Account G"), and U.S. Government Account ("Separate Account U"), respectively; separate investment accounts of Phoenix Home Life Mutual Insurance Company pursuant to the insurance laws of the State of New York and the laws of other States.



                      INVESTMENT OBJECTIVES AND POLICIES


The investment objectives and policies of each Portfolio are described in the "Investment Objectives and Policies" and "Investment Techniques" sections of the Prospectus. The following discussion supplements the description of the Portfolio's investment policies and investment techniques information contained in the Prospectus.

The investment objective of each Portfolio is deemed to be a fundamental policy and may not be changed without the approval of the shareholders of that Portfolio. Investment restrictions described in this Statement of Additional Information are fundamental policies of the Fund and may not be changed as to any Portfolio without the approval of the Portfolio's shareholders.


Money Market Instruments.

   Certificates of Deposit. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by banks or savings and loan associations against funds deposited in the issuing institution.

   Time Deposits. Time deposits are deposits in a bank or other financial institution for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

   Banker's Acceptances. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower, as well as the bank, is liable for payment, and the bank unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

   Commercial Paper. Commercial paper refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months.

   Corporate Debt Securities. Corporate debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities.


   U.S. Government Obligations. Securities issued or guaranteed as to principal and interest by the United States Government include a variety of Treasury securities, which differ only in their interest rates, maturities, and times of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years. Agencies of the United States Government which issue or guarantee obligations include, among others, Export-Import Banks of the United States, Farmers Home Administration, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued or guaranteed by, among others, the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Banks for Cooperatives, and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Government; others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. The U.S. Government Securities Fund will invest primarily in securities which are supported by the full faith and credit of the U.S. Government.

   Repurchase Agreements. The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans under the Investment Company Act of 1940 as amended (the "1940 Act").

   Reverse Repurchase Agreements. At the time the Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

   Bank Obligations. For purposes of a Portfolio's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches.


   Municipal Obligations. Municipal Obligations include debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.


   The two principal classifications of Municipal Obligations consist of "general obligation" and "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, and, accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer's maintenance of its tax base. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source; accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of such bonds is a function of the economic viability of such facility or revenue source. The Bond, Balanced and Enhanced Reserves Portfolios may include "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.


   Certain types of Municipal Obligations (private activity bonds) are or have been issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued by privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.


   From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Municipal Obligations. For example, under the Federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Dividends paid by the Portfolio that are derived from interest of Municipal Obligations would be taxable to the Portfolio shareholders for Federal income tax purposes.

   Insured Municipal Obligations. Certain of the Municipal Obligations held by a Portfolio may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

   Stand-By Commitments. Under a stand-by commitment, a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be sold, transferred or assigned by the Fund only with the underlying Municipal Obligation. The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.


   The Fund intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks. The Fund's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying Municipal Obligations that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value.


   When-Issued and Delayed Delivery Transactions. When a Portfolio agrees to purchase securities on a when-issued or delayed delivery basis, its custodian will set aside cash, U.S. Government securities or other liquid high-grade debt obligations equal to the amount of the purchase or the commitment in a separate account. Normally, the custodian will set aside portfolio securities to meet this requirement. The market value of the separate account will be monitored and if such market value declines, the Portfolio will be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitments. Because a Portfolio will set aside cash or liquid high-grade debt securities in the manner described, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its when-issued purchases or delayed delivery commitments ever exceeded 25% of the value of its assets. In the case of a delayed delivery of the sale of portfolio securities, the Portfolio's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

   A Portfolio will make commitments to purchase securities on a when-issued basis or delayed delivery basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases the Portfolio may realize a capital gain or loss. When a Portfolio engages in when-issued and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

   The value of the securities underlying a when-issued purchase or a delayed delivery to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining a Portfolio's net asset value starting on the day a Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Portfolio makes a delayed delivery of the sale of securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.


   Securities Issued by Other Investment Companies. The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. The Fund currently intends to limit such investments so that, as determined immediately after a purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the Investment Adviser. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations; and may represent a duplication of fees to shareholders of the Fund.


   Securities and Index Options. The Balanced, Enhanced Reserves and U.S. Government Securities Portfolios may write covered call options and purchase call and put options. Options and the related risks are summarized below.

        Writing and Purchasing Options. Call options written by a Portfolio normally will have expiration dates between three and nine months from the date written. During the option period a Portfolio may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Portfolio to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as the Portfolio effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the Portfolio has received an exercise notice.

        The exercise price of a call option written by a Portfolio may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written.


        A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.


        Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/Silver Index. A Portfolio may write call options and purchase call and put options on any other indices traded on a recognized exchange.

        Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by a Portfolio, to prevent an underlying security from being called, or to enable a Portfolio to write another call option with either a different exercise price or expiration date or both. A Portfolio may realize a net gain or loss from a closing purchase transaction, depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by a Portfolio expires unexercised, a Portfolio will realize a gain in the amount of the premium on the option less the commission paid.

        The option activities of a Portfolio may increase its portfolio turnover rate and the amount of brokerage commissions paid. A Portfolio will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

        Limitations on Options. A Portfolio may write call options only if they are covered and if they remain covered so long as a Portfolio is obligated as a writer. If a Portfolio writes a call option on an individual security, a Portfolio will own the underlying security at all times during the option period. A Portfolio will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Portfolio will be "covered" by identifying the specific portfolio securities being hedged.

        To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Portfolio, a Portfolio will be required to deposit qualified securities. A "qualified security" is a security against which a Portfolio has not written a call option and which has not been hedged by a Portfolio by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, a Portfolio will deposit an amount of cash or liquid assets equal in value to the difference. In addition, when a Portfolio writes a call on an index which is "in-the-money" at the time the call is written, a Portfolio will segregate with its custodian bank cash or liquid assets equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount segregated may be applied to a Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

        A Portfolio may invest up to 2% of its total assets in exchange-traded call and put options. A Portfolio may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid. In connection with a Portfolio qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on a Portfolio's ability to enter into option transactions may apply from time to time. See "Taxes."

        Risks Relating to Options. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

        The risk of purchasing a call option or a put option is that a Portfolio may lose the premium it paid plus transaction costs. If a Portfolio does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

        An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Portfolio will write and purchase options only when the Adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that a Portfolio, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.


        Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.


        Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser believes that the position limits established by the exchanges will not have any adverse impact upon a Portfolio or all of the Portfolios, in the aggregate.

        Risks of Options on Indices. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether a Portfolio will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by a Portfolio of options on indices will be subject to the Adviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.


        Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Portfolio would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to a Portfolio. However, it is the Fund's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

        Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, a Portfolio will write call options on indices only subject to the limitations described above.

        Price movements in securities in a Portfolio's holdings will not correlate perfectly with movements in the level of the index and, therefore, a Portfolio bears the risk that the price of the securities held by the Portfolio may not increase as much as the level of the index. In this event, the Portfolio would bear a loss on the call which would not be completely offset by movements in the prices of a Portfolio's portfolio securities. It is also possible that the index may rise when the value of a Portfolio's holdings securities does not. If this occurred, the Portfolio would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

        Unless a Portfolio has other liquid assets which are sufficient to satisfy the exercise of a call on an index, a Portfolio will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Portfolio fails to anticipate an exercise, it may have to borrow from a bank (in an amount not exceeding 10% of a Portfolio's total assets) pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

        When a Portfolio has written a call on an index, there is also a risk that the market may decline between the time a Portfolio has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time a Portfolio is able to sell securities in its portfolio. As with options on portfolio securities, a Portfolio will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where a Portfolio would be able to deliver the underlying security in settlement, a Portfolio may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

        If a Portfolio exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" a Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Portfolio may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

   Financial Futures and Related Options. Each Portfolio (other than the Money Market Portfolio) may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Portfolio's holdings may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which a Portfolio may wish to purchase in the future by purchasing futures contracts.

   A Portfolio may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

   In contrast to the situation when a Portfolio purchases or sells a security, no security is delivered or received by a Portfolio upon the purchase or sale of a financial futures contract. Initially, a Portfolio will be required to deposit in a segregated account with its custodian bank an amount of cash, U.S. Treasury bills or liquid high grade debt obligations. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.


   The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.


   Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss. A Portfolio will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

   Limitations on Futures Contracts and Related Options. A Portfolio may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. A Portfolio may not purchase or sell financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on a Portfolio's existing futures and related options positions and the premiums paid for related options would exceed 2% of the market value of a Portfolio's total assets after taking into account unrealized profits and losses on any such contracts. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus a Portfolio's initial margin deposit with respect thereto will be deposited in a segregated account with a Portfolio's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which a Portfolio may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

   Risks Relating to Futures Contracts and Related Options. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. A Portfolio will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements a Portfolio would continue to be required to make daily margin payments. In this situation, if a Portfolio has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, a Portfolio may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a Portfolio's ability to hedge its portfolio effectively.

   There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a Portfolio to incur additional brokerage commissions and may cause an increase in a Portfolio's portfolio turnover rate.

   The successful use of futures contracts and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Portfolio or such prices move in a direction opposite to that anticipated, a Portfolio may realize a loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, a Portfolio's return for the period may be less than if it had not engaged in the hedging transaction.

   Utilization of futures contracts by a Portfolio involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Portfolio will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Portfolio has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in a Portfolio's holdings may decline. If this occurred, a Portfolio would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before a Portfolio is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if a Portfolio then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, a Portfolio will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.


   The market prices of futures contracts may be affected if participants in the futures market elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.


   Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Portfolio because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Portfolio while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

   Foreign Securities. Each Portfolio (other than the Money Market and U.S. Government Securities Portfolios) may purchase foreign securities, including those issued by foreign branches of U.S. banks. In any event, such investments in foreign securities will be limited to 15% of the total net asset value of each Portfolio. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issues. These considerations include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under foreign securities markets, the impact of political, social or diplomatic developments, difficulties in invoking legal process abroad and the difficulty of assessing economic trends in foreign countries.


   The Fund may use a foreign custodian or sub-custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Fund's foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.


   Mortgage-Backed Securities. Each Portfolio (other than the Growth and Money Market Portfolios) may invest in Mortgage-Related Securities (as defined in the Prospectus), including those representing an undivided ownership interest in a pool of mortgages, such as certificates of the Government National Mortgage Association ("GNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate, net of certain fees. The average life of a Mortgage-Related Security varies with the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of prepayments, mortgage refinancings or foreclosure. Mortgage prepayment rates are affected by various factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments.


   Government securities with nominal remaining maturities in excess of 3-1/2 years that have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining maturities of 3-1/2 years or less so as to be permissible investments for the Fund as follows: (a) a government security with a variable or floating rate of interest will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) a government security with a demand or put feature that entitles the holder to receive the principal amount of the underlying security at the time of or sometime after the holder gives notice of demand or exercise of the put will be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand or exercise of the put; and (c) a government security with both a variable or floating rate of interest as described in clause (a) and a demand or put feature as described in clause (b) will be deemed to have a maturity equal to the shorter of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand or exercise of the put.

Securities issued by Government National Mortgage Association ("GNMA") are, and securities issued by Federal National Mortgage Association ("FNMA") include, mortgage-backed securities representing part ownership of a pool of mortgage loans. In the case of GNMA, the mortgages are insured by the Federal Housing Administration or Farmers' Home Administration or guaranteed by the Veteran's Administration. In the case of FNMA, the mortgages are not insured by an agency of the U.S. Government.

   The prices of mortgage-backed securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Mortgage-backed securities issued by GNMA and FNMA currently offer yields which are higher than those available on other securities of the U.S. Government and its agencies and instrumentalities, but may be less effective than these other securities as a means of "locking in" attractive long-term interest rates. This is a result of the need to reinvest prepayment of principal and the possibility of significant unscheduled prepayments resulting from declines in mortgage interest rates. As a result, these securities have less potential for capital appreciation during periods of declining interest rates than other investments of comparable risk of decline in value during periods of rising rates.


   Lending Portfolio Securities. In order to increase its return on investments, each Portfolio may make loans of the portfolio securities as long as the market value of the loaned securities does not exceed 25% of the value of that Portfolio's total assets. Loans of portfolio securities will always be fully collateralized at no less than 102% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.

   Lower Rated Fixed Income Securities. In the event that an issuer of securities held by a Portfolio experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Portfolio may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Portfolio's portfolio securities relate. Further, the Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Portfolio may be unable to obtain full recovery thereof.

   To the extent there is no established secondary market for some of the medium and lower grade income securities in which the Portfolio may invest, trading in such securities may be relatively inactive. During periods of reduced market liquidity or in the absence of readily available market quotations for medium and lower grade income securities held in the Portfolio's holdings, the ability of the Investment Adviser to value the Portfolio's securities becomes more difficult and the Investment Adviser's use of judgment may play a greater role in the valuation of the Portfolio's securities due to the reduced availability of reliable objective data. Further, the Portfolio may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established secondary market does exist.

   Many medium and lower grade income securities are not listed for trading on any national securities exchange, and many issuers of medium and lower grade income securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. The amount of information available about the financial condition of an issuer of unrated or unlisted securities generally is not as extensive as that which is available with respect to issuers of listed or rated securities. To the extent that the Portfolio invests in unrated or unlisted medium and lower grade income securities, the ability of the Adviser to evaluate the credit risk of such securities may play a greater role in the ability of the Portfolio to achieve its investment objective.

   The Adviser seeks to minimize the risks involved in investing in medium and lower grade income securities through portfolio diversification, careful investment analysis, and attention to current developments and trends in the economy and financial and credit markets. The Portfolio will rely on the Adviser's judgment, analysis and experience in evaluating the creditworthiness of an issue. In its analysis, the Adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Although the Adviser's internal business and default risk analysis is independent of the credit ratings of S&P, Moody's or D&P (or other nationally recognized statistical rating organization), the Adviser may consider such ratings in evaluating income securities. Achievement by the Portfolio of its investment objective will be more dependent on the credit analysis of the Adviser than is the case for investment companies with investment objectives similar to the Portfolio's that are more reliant on such rating organizations in selecting portfolio securities.


                           INVESTMENT RESTRICTIONS


   The Fund's fundamental policies as they affect any Portfolio cannot be changed without the approval vote of a majority of the outstanding shares of such Portfolio, which is the lesser of (i) 67% or more of the voting securities of such Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of such Portfolio are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of such Portfolio. A proposed change in fundamental policy or investment objective will be deemed to have been effectively acted upon with respect to any Portfolio if a majority of the outstanding voting securities of that Portfolio votes for the approval of the proposal as provided above, notwithstanding (1) that such matter has not been approved by a majority of the outstanding securities of any other Portfolio affected by such matter and
(2) that such matter has not been approved by a majority of the outstanding voting securities of the Fund.

   The following investment restrictions are fundamental policies of the Fund with respect to all Portfolios and may not be changed except as described above. Each Portfolio may not:

   1. Purchase for such Portfolio securities of any issuer, other than obligations issued or guaranteed as to principal and interest by the United States Government or its agencies or instrumentalities, if immediately thereafter (i) more than 5% of such Portfolio's total assets (taken at market value) would be invested in the securities of such issuer or (ii) more than 10% of the outstanding securities of any class of such issuer would be held by such Portfolio or by all Portfolios of the Fund in the aggregate.

   2. Concentrate the portfolio investments of any Portfolio in any one industry. To comply with this restriction, no security may be purchased for a Portfolio if such purchase would cause the value of the aggregate investment of such Portfolio in any one industry to exceed 25% of that Portfolio's total assets (taken at market value). However, the Money Market Portfolio may invest more than 25% of its assets in the domestic banking industry and the Managed Bond Portfolio may invest up to 80% of that Portfolio's total assets in corporate debt securities. Provided further, the foregoing restrictions shall be inapplicable to investments in tax-exempt securities issued by government or political subdivisions of governments.


   3. Act as securities underwriter except as it technically may be deemed to be an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

   4. Purchase securities on margin, but it may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

   5. Make short sales of securities or maintain a short position.


   6. Make cash loans, except that the Fund may (i) purchase bonds, notes, debentures or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not, and (ii) enter into repurchase agreements, provided that no more than 15% of any Portfolio's net assets (taken at market value) may be subject to repurchase agreements maturing in more than seven days.

   7. Make securities loans, except that the Portfolios may make loans of the portfolio securities of any such Portfolio, provided that the market value of the securities subject to any such loans does not exceed 25% of the value of the total assets (taken at market value) of such Portfolio.

   8. Make investments in real estate or commodities or commodity contracts, although (i) the Fund may purchase securities of issuers which deal in real estate or commodities and may purchase securities which are secured by interests in real estate, specifically, securities issued by real estate investment trusts and (ii) any Portfolio (excluding the Money Market and U.S. Government Securities Portfolios) may engage in transactions in financial futures contracts and related options, provided that the sum of the initial margin deposits on such Portfolio's existing futures positions and the premiums paid for related options would not exceed in the aggregate 2% of such Portfolio's total assets.


   9. Invest in oil, gas or other mineral exploration or development programs, although the Fund may purchase securities of issuers which engage in whole or in part in such activities.


   10. Invest in puts, calls, straddles and any combination thereof, except that the Balanced, Enhanced Reserves and U.S. Government Securities Portfolios may (i) write (sell) exchange-traded covered call options on portfolio securities and on securities indices and engage in related closing purchase transactions and (ii) invest up to 2% of its total assets in exchange-traded call and put options on securities and securities indices.


   11. Purchase securities of companies for the purpose of exercising management or control.

   12. Participate in a joint or joint and several trading account in securities.


   13. Purchase securities of any other investment company except in the open market at customary brokers' commission rates or as a part of a plan of merger or consolidation.

   14. Purchase or retain securities of any issuer if any officer or Trustee of the Fund, or officer or director of its investment adviser, owns beneficially more than 1/2 of 1% of the outstanding securities or shares, or both, of such issuer and all such persons owning more than 1/2 of 1% of such securities or shares together own beneficially more than 5% of such securities or shares.

   15. Borrow money, except that the Fund may (i) borrow money for any Portfolio for temporary administrative purposes provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of such Portfolio and (ii) borrow money for any Portfolio for investment purposes, provided that any such borrowing for investment purposes with respect to any such Portfolio is (a) authorized by the Trustees prior to any public distribution of the shares of such Portfolio or is authorized by the shareholders of such Portfolio thereafter, (b) is limited to 33-1/3% of the value of the total assets (taken at market value) of such Portfolio, and
(c) is subject to an agreement by the lender that any recourse is limited to the assets of that Portfolio with respect to which the borrowing has been made.

   16. Pledge, mortgage or hypothecate the assets of any Portfolio to an extent greater than 10% of the total assets (taken at market value) of such Portfolio to secure borrowing made pursuant to the provisions of item 15 above.

   17. Issue senior securities except to the extent that it is permitted to
(a) borrow money from banks pursuant to the Fund's investment restrictions regarding the borrowing of money, and (b) enter into transactions involving forward foreign currency contracts, foreign currency futures contracts and options thereon as described in the Fund's Prospectus and this Statement of Additional Information.

   The Fund may purchase illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and restricted securities (securities that must be registered with the Securities and Exchange Commission before they can be sold to the public) deemed to be illiquid, but such securities will not constitute more than 15% of each Portfolio's net assets (provided that not more than 10% of the Money Market Portfolio's net assets may constitute illiquid securities). The Board of Trustees, or the Adviser acting at its direction, values these securities, taking into consideration quotations available from broker-dealers and pricing services and other information deemed relevant.


   If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of portfolio securities or amount of net assets shall not be considered a violation of the restrictions.

                           PERFORMANCE INFORMATION


   Performance information for each Portfolio may appear in advertisements, sales literature, or reports to shareholders or prospective shareholders. Performance information in advertisements and sales literature may be expressed as yield and effective yield of the Money Market Portfolio, as yield of the other Portfolios offered and as total return of any Portfolio. Current yield for the Money Market Portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions for expenses during the period (the stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

  Effective Yield = [(Base Period Return) + 1) 365/7] - 1

   Quotations of yield for the Balanced, Managed Bond, Enhanced Reserves, Growth, and U.S. Government Securities Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses (including pro rata Fund expenses and expenses applicable to each particular Portfolio) accrued during the period ("net investment income"), and are computed by dividing net investment income by the value of a share of the Portfolio on the last day of the period, according to the following formula:


   YIELD = 2[((a-b)) + 1)6 - 1]
           ---------
              cd

where,
a = dividends and interest earned during the period by the Portfolio b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and
d = the maximum offering price per share on the last day of the period.

As summarized in the Prospectus under the heading "Performance Information", total return is a measure of the change in value of an investment in a Portfolio over the period covered. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares of a Portfolio owned at the end of the period by the net asset value on the last trading day of the period; (3) assuming maximum sales charge deducted and reinvestment of all dividends at net asset value and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or the time period during which the registration statement including the Portfolio was in effect if a Portfolio has not been in existence for at least ten years.

Except as above stated, standardized quotations of average annual total return for each class of shares of each Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in either Class X or Class Y Shares of each Portfolio over a period of 1, 5, and 10 years (or up to the life of the class of shares). Standardized total return quotations reflect the deduction of a proportional share of each Class's expenses of such Portfolio (on an annual basis), and assume that all dividends and distributions are reinvested when paid. It is expected that the performance of Class X Shares shall be better than that of Class Y Shares as a result of lower distribution fees and certain incrementally lower expenses paid by Class X Shares. The Fund may also quote supplementally a rate of total return over different periods of time by means of aggregate, average, and year-by-year or other types of total return figures.


Performance information for the Portfolio (and each Class thereof) reflects only the performance of a hypothetical investment in a Class X or Class Y of a Portfolio during the particular time period in which the calculations are based. Performance information is not an indication of future performance. Performance information should be considered in light of a particular Portfolio's investment objectives and policies, characteristics and qualities of the Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Investment results will vary from time to time and are not identical to the past portfolio investments of those Portfolios which previously existed as separate accounts.

The manner in which total return will be calculated for public use is described above. The following table summarizes the calculation of total return involving the Balanced, Managed Bond, Growth and U.S. Government Securities Portfolios based on each such Portfolio's past performance as a separate investment account of Phoenix Home Life Mutual Insurance Company, for periods before the Fund's registration statement became effective (March 1, 1996). This performance data may be relevant as each such separate account was managed, in all material respects, using substantially the same investment objectives, policies and restrictions as those used by such Portfolio. These separate investment accounts were not registered under the 1940 Act and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If these separate investment accounts had been registered under the 1940 Act, the separate investment accounts' performance may have been adversely affected. Standardized average annual total return of each Class shall be calculated for the preceding one, five and ten year periods (or since inception of the applicable separate account if it has been in existence less than five or ten years) by including the corresponding separate account's total return calculated in accordance with formulas specified by the Securities and Exchange Commission. The performance of the separate accounts has been restated to reflect the deduction of the fees and expenses of the classes of the corresponding Portfolio described in the Prospectus.

Average Annual Total Return as of December 31, 1995

                                    Periods Ended
                      -----------------------------------------
                                                10 Years or
                       1 Year     5 Years     Since Inception
                      --------   ---------   ------------------
Balanced
 Class X                23.3%        N/A            13.0%(1)
 Class Y                             N/A
Managed Bond
 Class X                20.0        10.6             9.2
 Class Y
Enhanced Rsvs.
 Class X                 N/A         N/A             N/A
 Class Y                 N/A         N/A             N/A
Growth
 Class X                34.7       16.11            16.3
 Class Y
U.S. Gov't Sec.
 Class X                12.3         N/A             6.8(2)
 Class Y                             N/A

(1) Inception date 5/17/91
(2) Inception date 10/1/91

NOTE: Average annual total return assumes a hypothetical initial payment of $1,000. At the end of each period, a total redemption is assumed. The ending redeemable value is divided by the original investment to calculate total return. Performance information for any Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the particular Portfolio, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.



                           PERFORMANCE COMPARISONS


   Each Portfolio may from time to time include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and rating services such as

Morningstar, Inc. Additionally, a Portfolio or Class of Portfolio may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, Pensions & Investments, Institutional Investor, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poors The Outlook, and Personal Investor. A Portfolio may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Portfolio against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Stock Index (the "S&P 500"), Dow Jones Industrial Average, Europe Australia Far East Index (EAFE), Consumer Price Index, Shearson Lehman Corporate Index and Shearson Lehman T-Bond Index. The S&P 500 is a commonly quoted market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.


   Advertisements, sales literature, and other communications may contain information about the Adviser's current investment strategies and management style. Current strategies and style may change to allow the Fund to respond quickly to changing market and economic conditions. From time to time the Fund may include specific portfolio holdings or industries. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of the Fund's portfolio; or compare the Fund's equity or bond return figure to well-known indices of market performance, including but not limited to: the S&P 500 Index, Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate Bond and Government Bond Indices.

                              PORTFOLIO TURNOVER


   Each Portfolio has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year as well as within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive certain favorable tax treatment.



                           MANAGEMENT OF THE TRUST

   The Trustees and executive officers of the Fund and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Trustee is 56 Prospect Street, Hartford, Connecticut 06115.

                                  Position(s) with                     Principal Occupation(s)
Name, Address and Age                 the Fund                          During Past Five Years
 -----------------------------   -------------------   --------------------------------------------------------
E. Virgil Conway (66)           Trustee               Trustee/Director, Consolidated Edison Company of New
9 Rittenhouse Road                                    York, Inc. (1970-present), Pace University
Bronxville, NY 10708                                  (1978-present), Atlantic Mutual Insurance Company
                                                      (1974-present), HRE Properties (1989-present), Greater
                                                      New York Councils, Boy Scouts of America (1985-present),
                                                      Union Pacific Corp. (1978-present), Atlantic Reinsurance
                                                      Company (1986-present), Blackstone Fund for Fannie Mae
                                                      Mortgage Securities (Advisory Director) (1989-present),
                                                      Centennial Insurance Company, Josiah Macy, Jr.,
                                                      Foundation, and The Harlem Youth Development Foundation.
                                                      Board Member, Metropolitan Transportation Authority
                                                      (1992-present). Chairman, Audit Committee of the City of
                                                      New York (1981-present). Director/Trustee, Phoenix Funds
                                                      (1993-present). Director, Realty Foundation of New York
                                                      (1972-present) and the New York Housing Partnership
                                                      Development Corp. (1981- present). Former Director, New
                                                      York Chamber of Commerce and Industry (1974-1990).

William W. Crawford (66)        Trustee               Representative, Hilliard, Lyons, Inc. (broker-dealer)
14155 Crayton Road #210                               (1993-present); President and Chief Operating Officer,
Naples, FL 33940                                      Hilliard, Lyons, Inc. (19  -1993).

William N. Georgeson (67)       Trustee               Director, Duff & Phelps Utility and Corporate Bond Trust
575 Glenwood Road                                     Inc. (19  -present); Director, Duff & Phelps Utilities
Lake Forest, IL 60045                                 Tax-Free Income Inc. (19  -present); Vice President,
                                                      Nuveen Advisory Corp. (19  -19  ).

*Philip R. McLoughlin (49)      Trustee/President     Vice Chairman and Chief Executive Officer, Phoenix Duff
                                                      & Phelps Corporation (1995-present); Director
                                                      (1994-present) and Executive Vice President,
                                                      Investments, Phoenix Home Life Mutual Insurance Company
                                                      (1987-present). Director/Trustee and President, Phoenix
                                                      Funds (1989-present). Director, Phoenix Investment
                                                      Counsel, Inc. (1983-present). Director (1984-present)
                                                      and President (1990-present), Phoenix Equity Planning
                                                      Corporation. Director, World Trust Fund (1991-present).
                                                      Director, Chairman and Chief Executive Officer, National
                                                      Securities & Research Corporation (1993-present) and
                                                      Phoenix Securities Group, Inc. (1993-present).

Everett L. Morris (66)          Trustee               Vice President, W.H. Reaves and Company (19  -present);
164 Laird Road                                        Director, Duff & Phelps Utility and Corporate Bond Trust
Colts Neck, NJ 07722                                  Inc. (19  -present); Director, Duff & Phelps Utilities
                                                      Tax-Free Income Inc. (19- Present); Director, Senior
                                                      Executive Vice President and Chief Financial Officer,
                                                      Public Service Enterprise Diversified Holdings
                                                      Incorporated (19  -1992); Director, First Fidelity Bank,
                                                      N.A. (19  -1991).

                                      13

Position(s) with                     Principal Occupation(s)
Name, Address and Age                 the Fund                          During Past Five Years
 -----------------------------   -------------------   --------------------------------------------------------
Richard A. Pavia (64)           Trustee               Director, Speer Financial, Inc. (19  -present).
7145 North Ionia                                      Director, Duff & Phelps Utility and Corporate Bond Trust
Chicago, IL 60646                                     Inc. (19  -present); Director, Duff & Phelps Utilities
                                                      Tax-Free Income Inc. (19  -present).

*Calvin J. Pedersen (54)        Trustee               President, Phoenix Duff & Phelps Corporation (1995-
55 East Monroe Street,                                present); President and Chief Operating Officer, Duff &
Ste. 3800                                             Phelps Corporation (1993-1995); President & Chief
Chicago, IL 60603                                     Executive Officer, Duff & Phelps Utilities Income Inc.
                                                      (19  -present); Director and Executive Vice President,
                                                      Duff & Phelps Utilities Tax-Free Income Inc.
                                                      (19  -present); Director and Executive Vice President,
                                                      Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                      (19  -present).

Herbert Roth, Jr. (67)          Trustee               Director/Trustee, Phoenix Funds (1980-present).
134 Lake Street                                       Director, Boston Edison Company (1978-present), Phoenix
P.O. Box 909                                          Home Life Mutual Insurance Company (1972-present),
Sherborn, MA 01770                                    Landauer, Inc. (medical services) (1970-present), Tech
                                                      Ops./Sevcon, Inc. (electronic controllers)
                                                      (1987-present), Key Energy Group (oil rig service)
                                                      (1988-1993), and Mark IV Industries (diversified
                                                      manufacturer) (1985-present).

*Trustees identified with an asterisk are considered to be interested persons of the Fund (within the meaning of the Investment Company Act of 1940, as amended) because of their affiliation with Phoenix Investment
 Counsel, Inc., Duff & Phelps Investment Management Co., Inc. or Phoenix Equity Planning Corporation.

George I. Askew (33)            Vice President        Phoenix Investment Counsel, Inc. (1994-present). Merrill
                                                      Lynch & Co. (1987-1990) (Analyst, Investment Banking),
                                                      (1990-1992) (Associate, Investment Banking); University
                                                      of California at Los Angeles (MBA 1994).

James M. Dolan (46)             Vice President        Vice President and Compliance Officer (1994-present),
100 Bright Meadow Blvd.                               and Assistant Secretary (1981-present), Phoenix Equity
P.O. Box 2200                                         Planning Corporation. Vice President, Phoenix Funds
Enfield, CT 06083-2200                                (1989-present). Vice President (1991- present),
                                                      Assistant Clerk and Assistant Secretary (1982-present),
                                                      Phoenix Investment Counsel, Inc. Vice President and
                                                      Compliance Officer, Assistant Secretary (1994-present),
                                                      Assistant Vice President (1993-1994), National
                                                      Securities & Research Corporation. Vice President and
                                                      Chief Compliance Officer, Phoenix Realty Advisors, Inc.
                                                      (1994-present). Chief Compliance Officer, Phoenix Realty
                                                      Securities, Inc. (1995-present). Vice President, the
                                                      National Affiliated Investment Companies (until 1993)
                                                      and various other positions with Phoenix Equity Planning
                                                      Corporation (1978-1994).

Marvin E. Flewellen (  )        Vice President        Vice President and Fixed Income Portfolio Manager, Duff
55 East Monroe Street,                                & Phelps Investment Management Co. (19  -present).
Ste. 3800                                             Second Vice President and Portfolio Manager, Northern
Chicago, IL 60603                                     Trust Bank (19 -19  ).

                                      14

                                  Position(s) with                   Principal Occupation(s)
Name, Address and Age                 the Fund                       During Past Five Years
 ------------------------------   ----------------   -------------------------------------------------------
Michael E. Haylon (38)           Vice President     Senior Vice President, Securities Investments, Phoenix
                                                    Home Life Mutual Insurance Company (1993-1995). Vice
                                                    President, Phoenix Multi-Sector Fixed Income Fund, Inc.
                                                    (1993-present), and The Phoenix Edge Series Fund
                                                    (1991-present). Director (1994-present) and Vice
                                                    President (1991-present), Phoenix Investment Counsel,
                                                    Inc. Managing Director, Aetna Bond Investors
                                                    (1989-1990). Director and Executive Vice President
                                                    (1994-present), Vice President (1993-1994) National
                                                    Securities & Research Corporation. Vice President,
                                                    Aetna Capital Management (1986-1990). Various other
                                                    positions with Phoenix Home Life Mutual Insurance
                                                    Company (1990-1993).

Christopher J. Kelleher (40)     Vice President     Vice President, National Securities & Research
                                                    Corporation (1993-present), The Phoenix Edge Series
                                                    Fund (1989-present) and Phoenix Investment Counsel,
                                                    Inc. (1991-present). Portfolio Manager, Public Bonds,
                                                    Phoenix Home Life Mutual Insurance Company (1991-1995).

Thomas S. Melvin, Jr. (52)       Vice President     Vice President, Phoenix Investment Counsel, Inc.
                                                    (1992-present). Vice President, National Securities &
                                                    Research Corporation (1993-present), Vice President,
                                                    Phoenix Multi-Portfolio Fund (1993-present), Portfolio
                                                    Manager, Common Stock, Phoenix Home Life Mutual
                                                    Insurance Company (1991-1995), and Portfolio Manager,
                                                    Constitution Capital Management (1987-1991).

Robert J. Moore (  )             Vice President     Executive Vice President, Duff & Phelps Investment
55 East Monroe Street,                              Management Co. (19  -present). Principal and portfolio
Ste. 3800                                           manager, Harris Investment Management (19  -19  ), and
Chicago, IL 60603                                   Portfolio Manager, Ford Motor Company (19  -19  ).

William R. Moyer (51)            Vice President     Vice President, Investment Products Finance, Phoenix
100 Bright Meadow Blvd.                             Home Life Mutual Insurance Company (1990-1995). Senior
P.O. Box 2200                                       Vice President, Finance, and Treasurer, Phoenix Equity
Enfield, CT 06083-2200                              Planning Corporation (1990-present), and Phoenix
                                                    Investment Counsel, Inc. (1990-present). Vice
                                                    President, Phoenix Funds (1990-present). Senior Vice
                                                    President, Finance, Phoenix Securities Group, Inc.
                                                    (1993-present). Senior Vice President, Finance
                                                    (1993-present), and Treasurer (1994-present), National
                                                    Securities & Research Corporation. Vice President, the
                                                    National Affiliated Investment Companies (until 1993).
                                                    Senior Vice President and Chief Financial Officer
                                                    (1993- 1995) and Treasurer (1994-1995) W.S. Griffith &
                                                    Co., Inc. and Townsend Financial Advisers, Inc. Senior
                                                    Manager, Price Waterhouse (1983-1990).

                                      15

Position(s) with                   Principal Occupation(s)
Name, Address and Age                 the Fund                       During Past Five Years
 ------------------------------   ----------------   -------------------------------------------------------
Leonard J. Saltiel (42)          Vice President     Vice President, Investment Operations, Phoenix Home
                                                    Life Mutual Insurance Company (1994-1995). Senior Vice
                                                    President, Phoenix Equity Planning Corporation
                                                    (1994-present). Vice President, Phoenix Funds
                                                    (1994-present). Vice President, National Securities &
                                                    Research Corporation (1994-present). Various positions
                                                    with Home Life Insurance Company and Phoenix Home Life
                                                    Mutual Insurance Company (1987-1994).

Dorothy J. Skaret (43)           Vice President     Vice President, National Securities & Research
                                                    Corporation (1993-present). The Phoenix Edge Series
                                                    Fund (1990-present) and Phoenix Investment Counsel,
                                                    Inc. (1990-present), Director, Public Fixed Income,
                                                    Phoenix Home Life Mutual Insurance Company (1990-1995),
                                                    and various other positions with Phoenix Home Life
                                                    Mutual Insurance Company (1986-1991).

James D. Wehr (38)               Vice President     Vice President, Phoenix Multi-Portfolio Fund (1988-
                                                    present), Managing Director, Public Fixed Income,
                                                    Phoenix Home Life Mutual Insurance Company,
                                                    (1991-1995). The Phoenix Edge Series Fund (1991-
                                                    present), Phoenix Investment Counsel, Inc. (1991-
                                                    present), Phoenix California Tax Exempt Bond Fund, Inc.
                                                    (1993-present), and National Securities & Research
                                                    Corporation (1993-present). Various positions with
                                                    Phoenix Home Life Mutual Insurance Company (1981-1991).

Nancy G. Curtiss (43)            Treasurer          Treasurer, Phoenix Funds (1994-present). Vice
                                                    President, Fund Accounting, Phoenix Equity Planning
                                                    Corporation (1994-present). Second Vice President and
                                                    Treasurer, Fund Accounting, Phoenix Home Life Mutual
                                                    Insurance Company (1994-1995). Various positions with
                                                    Phoenix Home Life Insurance Company (1987-1994).

G. Jeffrey Bohne (48)            Secretary          Vice President, Transfer Agent Operations, Phoenix
101 Munson St.                                      Equity Planning Corporation (1993-present). Secretary,
Greenfield, MA 03101                                the Phoenix Funds (1993-present). Vice President and
                                                    General Manager, Phoenix Home Life Mutual Insurance
                                                    Company (1993-1995). Vice President, Home Life
                                                    Insurance Company (1984-1992).

   For services rendered to the Fund during the period ended December 31, 1995, the Trustees received an aggregate of $0 from the Fund as Trustees' fees. Each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $
and $       per meeting. Each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $2,000 and $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Nominating Committee receives a retainer at the annual rate of $1,000 and $1,000 per joint Nominating Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Fund receives a retainer at the annual rate of $1,000 and $1,000 per joint Executive Committee meeting attended. Officers are compensated for their services by the Adviser and receive no compensation from the Fund. Estimated payments for the 1996 fiscal year are noted below:

                               COMPENSATION TABLE

                                             Pension or
                                             Retirement                                 Total
                                              Benefits                              Compensation
                             Aggregate         Accrued           Estimated          From Fund and
                           Compensation      as Part of       Annual Benefits       Fund Complex
          Name               From Fund      Fund Expenses     Upon Retirement     Paid to Trustees
 -----------------------   -------------   ---------------   -----------------   -------------------
E. Virgil Conway                                None               None
William W. Crawford                             None               None
William N. Georgeson                            None               None
Philip R. McLoughlin           None             None               None                 None
Everett L. Morris                               None               None
Richard A. Pavia                                None               None
Calvin J. Pederson             None             None               None                 None
Herbert Roth, Jr.                               None               None


                           THE INVESTMENT ADVISERS

   The offices of Phoenix Investment Counsel, Inc. ("PIC") are located at 56 Prospect Street, Hartford, Connecticut 06115. The offices of Duff & Phelps Investment Management Co, Inc. ("DPM") are located at 55 East Monroe Street, Suite 3800, Chicago, Illinois 60603.

   All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning"), a subsidiary of Phoenix Duff & Phelps Corporation. DPM is also a subsidiary of Phoenix Duff & Phelps Corporation. Phoenix Duff & Phelps Corporation is an indirect, less than wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. It was founded in 1851 and at December 31, 1995, had total assets of approximately $[ ] billion and insurance in force of approximately $[ ] billion. Equity Planning, the National Distributor of the Fund's shares, also performs bookkeeping, pricing, and administrative services for the Fund. It provides bookkeeping and pricing services to two other investment companies advised by the Advisers. (See "The National Distributor"). Equity Planning is registered as a broker-dealer in fifty states. The principal office of Equity Planning is located at 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200.


   All costs and expenses (other than those specifically referred to as being borne by the Advisers) incurred in the operation of the Fund are borne by the Fund. Each Portfolio pays expenses incurred in its own operation and also pays a portion of the Fund's general administration expenses allocated on the basis of the asset size of the respective Portfolio, except where an allocation using an alternative method can be more fairly made. Such expenses include, but shall not be limited to, all expenses incurred in the operation of the Fund and any public offering of its shares, including, among others, interest, taxes, brokerage fees and commissions, fees of Trustees who are not employees of the Adviser or any of its affiliates, expenses of Trustees' and shareholders' meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, expenses of repurchase and redemption of shares, expenses of issue and sale of shares (to the extent not borne by Equity Planning under its agreement with the Fund), expenses of printing and mailing stock certificates representing shares of the Fund, association membership dues, charges of custodians, transfer agents, dividend disbursing agents and financial agents, bookkeeping, auditing, and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.


   The investment advisory agreements provide that the Advisers shall not be liable to the Fund or to any shareholder of the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund or by any shareholder of the Fund in connection with the matters to which the investment advisory agreement relates, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard on the part of the Advisers in the performance of its duties thereunder.


   As full compensation for the services and facilities furnished to the Fund, the Advisers are entitled to a fee, payable monthly, as described on page [15] in the Prospectus. There is no assurance that the Fund will reach net asset levels high enough to realize reductions in the rates of the advisory fees. Any reduction in the rate of the advisory fee on all Portfolios will be prorated among the Portfolios in proportion to their respective averages of the aggregate daily net asset values for the period for which the fee had been paid.


   The advisory agreements continue in force from year to year for all Portfolios, provided that, with respect to each Portfolio, the agreement must be approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the

Portfolio. In addition, and in either event, the terms of the agreement and any renewal thereof must be approved by the vote of a majority of the Trustees who are not parties to the agreement or interested persons (as that term is defined in the Investment Company Act of 1940) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreements will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, either by the Fund or by the Adviser, on sixty (60) days written notice.


                             BROKERAGE ALLOCATION


   In effecting portfolio transactions for the Fund, the Advisers adhere to the Fund's policy of seeking best execution and price, determined as described below, except to the extent it is permitted to pay higher brokerage commissions for "brokerage and research services" as defined herein. The Advisers may cause the Fund to pay a broker an amount of commission for effecting a securities transaction in excess of the amount of commission which another broker or dealer would have charged for effecting the transaction if the Advisers determine in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or that any offset of direct expenses of a Portfolio yields the best net price. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include giving advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities; furnishing analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Brokerage and research services provided by brokers to the Fund or to the Adviser are considered to be in addition to and not in lieu of services required to be performed by the Advisers under their contracts with the Fund and may benefit both the Fund and other clients of the Advisers. Conversely, brokerage and research services provided by brokers to other clients of the Advisers may benefit the Fund.

   If the securities in which a particular Portfolio of the Fund invests are traded primarily in the over-the-counter market, where possible the Portfolio will deal directly with the dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market instruments are generally traded on a net basis and do not normally involve either brokerage commission or transfer taxes.

   The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations including, without limitation, the overall direct net economic result to the Fund (involving both price paid or received and any net commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Adviser in determining the overall reasonableness of brokerage commissions paid by the Fund. Some portfolio transactions are, subject to the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to obtaining best prices and executions, effected through dealers (excluding Equity Planning) who sell shares of the Fund.


                       DETERMINATION OF NET ASSET VALUE


   The net asset value of shares of the Fund is determined once daily as of the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. The New York Stock Exchange is scheduled to be closed for trading on the following days: New Years Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the Exchange reserves the right to change this schedule as conditions warrant.

Balanced, Managed Bond, Growth, Enhanced Reserves and U.S. Government Securities Portfolios

   In determining the value of the assets of each Portfolio other than the Money Market Portfolio, the securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price, or, if no sales are reported--as is the case with many securities traded over-the-counter--the last reported bid price. Debt securities (other than short-term obligations, which are valued on the basis of amortized cost as defined below) are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality of issue, trading characteristics and other market data. All other securities and assets are valued at their fair value as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

Money Market Portfolio

   The assets of the Money Market Portfolio are valued on the basis of amortized cost absent extraordinary or unusual market conditions. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter the value of a security is increased or decreased incrementally each day so that at maturity any purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the Money Market Portfolio securities may at times be more or less than their market value. By using amortized cost valuation, the Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

   The yield on a shareholder's investment may be more or less than that which would be recognized if the Portfolio's net asset value per share was not constant and was permitted to fluctuate with the market value of the Portfolio's portfolio securities. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The deviation is monitored periodically by comparing the Portfolio net asset value per share as determined by using available market quotations with its net asset value per share as determined through the use of the amortized cost method of valuation. The Adviser will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1%, the Trustees will consider what action, if any, should be initiated to provide fair valuation of the Portfolio's portfolio securities and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations. Furthermore, the assets of the Portfolio will not be invested in any security with a maturity of greater than 397 days, and the average weighted maturity of its portfolio will not exceed 90 days. Portfolio investments will be limited to U.S. dollar-denominated securities which present minimal credit risks and are rated within the two highest "short-term" rating categories as more particularly described in the Prospectus.



                              PURCHASE OF SHARES


   The Prospectus includes information as to the offering price of shares of the Portfolio and the minimum initial and subsequent investments which may be made in a Portfolio. Sales of shares are made through registered representatives of Equity Planning, or through securities dealers with whom Equity Planning has sales agreements. Sales of shares are also made to customers of bank affiliated securities brokers with whom Equity Planning has sales agreements. Customers purchase shares at the applicable offering price.

   Each Portfolio currently declares all income dividends and all capital gain distributions, if any, payable in shares of the Fund at net asset value or, at the option of the shareholder, in cash. The Money Market Portfolio will normally make no capital gain distributions, since its investments will generally be made in securities which do not generate capital gains. Unless otherwise specified in writing, shareholders shall automatically receive both dividends and capital gain distributions in additional shares. If a shareholder elects to receive dividends and/or distributions in cash and the check cannot be delivered or remains uncashed by the shareholder due to an invalid address, then the dividend and/or distribution will be reinvested after the Transfer Agent has been informed that the proceeds are undeliverable. Additional shares will be purchased for the shareholder's account at the then current net asset value. Reinvestment direction forms and prospectuses are available from Equity Planning. An alternate payee section has been incorporated into the application allowing distributions to be mailed to a second payee and/or address. Dividends and capital gain distributions received in shares are taxable to the shareholder and credited in full and fractional shares computed at the closing net asset value on the next business day after the record date. To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in the shareholder's account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, he will receive cash for the dividend or distribution regardless of the distribution option selected.


                                    TAXES


   As stated in the Prospectus, each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to elect to be treated as a regulated investment company ("RIC") and qualify as such under Subchapter M of the Internal Revenue Code (the "Code").

   The Code sets forth numerous criteria which must be satisfied in order for each Portfolio to qualify as a RIC. Each Portfolio must, among other things, meet the following tests for each taxable year: (1) at least 90% of the Portfolio's gross income must be derived from a) dividends, b) interest, c) payments with respect to securities loans, d) gains from the sale or other disposition of stocks or securities or foreign currencies, or e) other income (including but not limited to gains from options, futures, or forward contracts) derived by the Portfolio with respect to its business of investing in stocks, securities or currencies; (2) less than 30% of the Portfolio's gross income must be derived from gains realized on the sale or other disposition of: a) stocks or securities b) options, futures or forward contracts (other than options, futures, or forward contracts on foreign currencies) held less than three months; and c) foreign currencies (or options, futures, or forward contracts) not directly related to the Portfolio business of investing in stocks or securities; and (3) distribute annually at least 90% of its investment company taxable income and net exempt-interest income.

   In addition to the gross income tests, to qualify as a RIC, each Portfolio must also diversify its holdings so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Portfolio and not more than 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of its total assets is invested in the assets of any one issuer (other than U.S. Government securities). If in any taxable year a Portfolio does not qualify as a RIC, all of its net investment income and realized capital gains will be taxed at corporate rates.

   In each taxable year that a Portfolio qualifies as a RIC, it (but not its shareholders) will be relieved of federal income tax on that portion of its net investment income and net capital gains that are currently distributed (or deemed distributed) to its shareholders. It is the policy of each Portfolio to distribute all of its net investment income and net capital gains to its shareholders in order to avoid any federal income tax liability. In addition, each Portfolio intends to make timely distribution sufficient in amount to avoid a non-deductible 4% excise tax. An excise tax will be imposed on each Portfolio to the extent that it fails to distribute, with respect to each calendar year, at least 98% of its net ordinary income for such calendar year and 98% of its net capital gains as determined for the one year period ending December 31 of such calendar year. In addition, an amount equal to the undistributed net ordinary income and net capital gains from the previous calendar year must also be distributed to avoid the excise tax.

   The Fund is required to withhold for income taxes 31% of dividends, distributions and redemption payments, if any of the following circumstances exist: i) a shareholder fails to provide the Fund with a correct taxpayer identification number (TIN); ii) the Portfolio is notified by the Internal Revenue Service that the shareholder furnished an incorrect TIN; or iii) the Fund is notified by the Internal Revenue Service that withholding is required because the shareholder failed to report the receipt of dividends or interest from other sources. Withholding may also be required for accounts with respect to which a shareholder fails to certify that i) the TIN provided is correct and ii) the shareholder is not subject to such withholding. However, withholding will not be required from certain exempt entities nor those shareholders complying with the procedures as set forth by the Internal Revenue Service. A shareholder is required to provide the Fund with a correct TIN. The Fund in turn is required to report correct taxpayer identification numbers when filing all tax forms with the Internal Revenue Service. Should the IRS levy a penalty on a Portfolio for reporting an incorrect TIN and that TIN was provided by the shareholder, the Portfolio will pass the penalty onto the shareholder.

   Dividends paid by a Portfolio from net investment income and net realized short-term capital gains to a shareholder who is a nonresident alien individual, a foreign Fund or estate, a foreign corporation or a foreign partnership (a foreign shareholder) will be subject to United States withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax and any foreign taxes.

   The discussion of "Dividends, Distributions and Taxes" in the Prospectus, in conjunction with the foregoing, is a general and abbreviated summary of applicable provisions of the Code and Treasury regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial, or administrative action. Shareholders are urged to consult with their tax advisor regarding specific questions as to federal, state, local or foreign taxes.


                           THE NATIONAL DISTRIBUTOR


   Phoenix Equity Planning Corporation ("Equity Planning"), which has undertaken to use its best efforts to find purchasers for shares of the Fund, serves as the National Distributor of the Fund's shares. Shares of each Portfolio are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Fund for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Fund shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Fund shares with Equity Planning. Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting, distributing or selling securities (including mutual fund shares), banking regulators have not indicated that such institutions are prohibited from purchasing mutual fund shares upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law and banks and financial institutions may be required to register as dealers pursuant to state law. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Portfolio.


   Philip R. McLoughlin is a Trustee and an officer of the Fund and a director and officer of Equity Planning. G. Jeffrey Bohne, James M. Dolan, William R. Moyer, Leonard J. Saltiel, and Nancy G. Curtiss are officers of the Fund and officers of Equity Planning.

   Pursuant to a Financial Agent Agreement, Equity Planning provides bookkeeping and pricing services directly to the Fund. As compensation for such services, Equity Planning receives a quarterly fee based on the average of the aggregate daily net asset values of the Fund at an annual rate of $300 per million dollars. It is expected that the compensation to Equity Planning will be approximately equal to the cost to Equity Planning of providing the services provided for in the Financial Agent Agreement.


   In addition, pursuant to an agreement between Equity Planning, the Fund's Transfer Agent, and State Street Bank and Trust Company, State Street has been appointed subagent to perform certain shareholder servicing functions for the Fund. For performing such services State Street receives a monthly fee from Equity Planning.

                           PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits:

   (a) Financial Statements:


         Included in Part A of the Registration Statement:
          Financial Highlights [Not Yet Applicable]
         Included in Part B of the Registration Statement:
          Independent Auditors' Report [Not Yet Applicable] Financial Statements [Not Yet Applicable]
          Notes to Financial Statements [Not Yet Applicable] Unaudited Balance Sheet

   (b) Exhibits:


       (1)(a)        Declaration of Trust of the Registrant, filed herewith.
      *(1)(b)        Amendment to Declaration of Trust changing names of Portfolios.
       (2)           None
       (3)           None
       (4)           Reference is made to Article III, Section 3.4 of Registrant's Declaration of Trust
       (5)(a)        Investment Advisory Agreement between Registrant and Duff & Phelps Investment
                     Management Co. ("DPM"), filed herewith.
          (b)        Investment Advisory Agreement between Registrant and Phoenix Investment Counsel,
                     Inc. ("PIC"), filed herewith.
       (6)           Distribution Agreement between Registrant and Phoenix Equity Planning Corporation, filed herewith.
       (7)           None
       *(8)(a)       Custodian Agreement between Registrant and State Street Bank and Trust Company
       *   (b)       Custodian Agreement between Registrant and The Chase Manhattan Bank, N.A.
       (9)(a)        Financial Agent Agreement between Registrant and Phoenix Equity Planning
                     Corporation, filed herewith.
       *  (b)        Transfer Agent Agreement between Registrant and Phoenix Equity Planning
                     Corporation.
       *  (c)        Sub-Transfer Agent Agreement between Phoenix Equity Planning Corporation and State
                     Street Bank & Trust Company
      *(10)          Opinion of Counsel
      *(11)          Consent of Accountants
       (12)          None
       (13)          Initial Capitalization Agreement, filed herewith.
       (14)          None
       (15)          Rule 12b-1 Distribution Plan for Class Y Shares, filed herewith.
      *(16)          Schedule for Computation of Performance Quotations
      *(17)          Financial Data Schedule as reflected on Edgar as Exhibit 27
       (18)          Rule 18f-3 Dual Distribution Plan, filed herewith.

*To Be Filed By Amendment

Item 25. Persons Controlled by or under Common Control with Registrant.

   As of the date hereof, to the best knowledge of the Registrant, no person is directly or indirectly controlled by or under common control with the Registrant.

Item 26. Number of Holders of Securities.


   As of February 29, 1996:

                                  Class X Shares     Class Y Shares
                                    Number of           Number of
                                  Record Holders     Record Holders
                                 ----------------   -----------------
                                        0
Balanced Portfolio                      0                   0
Managed Bond Portfolio                  0                   0
Enhanced Reserves Portfolio             0                   0
Growth Portfolio                        0                   0
Money Market Portfolio                  0                   0
U.S. Gov't Sec. Portfolio               0                   0


Item 27. Indemnification.


   Please see Article of the Registrant's Declaration of Trust (incorporated herein by reference). Registrant's trustees and officers are covered by an Errors and Omissions Policy. Paragraph 10 of the Investment Advisory Agreements between the Registrant and its Advisers provide in relevant part that, in the absence of willful malfeasance, bad faith, gross negligence or reckless disregard of the obligations or duties under the Investment Advisory Agreements on the part of each the Adviser, the Advisers shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding or sale of any security.


   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant and the investment advisers and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense or any action, suit or proceeding) is asserted against the Registrant by such trustee, director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

   See "Management of the Fund" in the Prospectus and "Management of the Trust" in the Statement of Additional Information for information regarding the business of the Advisers. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Advisers, reference is made to the Advisers' current Form ADV (SEC File Nos. 801-5995 (PIC) & 14813 (DPM)) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 29. Principal Underwriter.

   (a) The sole principal underwriter for the Registrant is Phoenix Equity Planning Corporation.

   (b) The directors and executive officers of Phoenix Equity Planning Corporation, the distributor for Registrant, are as follows:


    Name and Principal            Positions and Offices        Positions and Offices
     Business Address               with Underwriter              with Registrant
 --------------------------   -----------------------------   ------------------------
Martin J. Gavin              Director and                    Vice President
56 Prospect Street           Executive Vice President
P.O. Box 150480
Hartford, CT 06115-0480

Michael E. Haylon            Director                        Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Philip R. McLoughlin         Director and President          Trustee and President
One American Row
Hartford, CT 06115

                                     C-2

   Name and Principal            Positions and Offices        Positions and Offices
     Business Address               with Underwriter              with Registrant
 --------------------------   -----------------------------   ------------------------
Leonard J. Saltiel           Senior Vice President           Vice President
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200

William R. Moyer             Senior Vice President,          Vice President
100 Bright Meadow Blvd.      Finance and Treasurer
P.O. Box 2200
Enfield, CT 06083-2200

William J. Newman            Senior Vice President           None
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

G. Jeffrey Bohne             Vice President,                 Secretary
100 Bright Meadow Blvd.      Transfer Agent Operations
P.O. Box 2200
Enfield, CT 06083-2200

Nancy G. Curtiss             Vice President,                 Treasurer
56 Prospect Street           Fund Accounting
P.O. Box 150480
Hartford, CT 06115-0480

Maris Lambergs               Vice President,                 None
100 Bright Meadow Blvd.      National Sales Manager
P.O. Box 2200
Enfield, CT 06083-2200

James M. Dolan               Vice President and              Vice President
100 Bright Meadow Blvd.      Compliance Officer;
P.O. Box 2200                Assistant Secretary
Enfield, CT 06083-2200

Elizabeth R. Sadowinski      Vice President,                 None
100 Bright Meadow Blvd.      Field and Investor Services
P.O. Box 2200
Enfield, CT 06083-2200

Eugene A. Charon             Controller                      None
100 Bright Meadow Blvd.
P.O. Box 2200
Enfield, CT 06083-2200

Thomas N. Steenburg          Secretary                       None
One American Row
Hartford, CT 06115


   (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


Item 30. Location of Accounts and Records.

   All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant located at 56 Prospect Street, Hartford, CT 06115, or its investment advisers, Duff & Phelps Investment Management Co., 55 East Monroe Street, Suite 3800, Chicago, Illinois 60610, Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, CT 06115, or the custodians, State Street Bank and Trust Company, 1 Heritage Drive, P2N, North Quincy, MA 02171 or The Chase Manhattan Bank, N.A., 1 Chase Manhattan Plaza, Floor 3B, New York, NY 10081. All such accounts, books and other documents required to be maintained by the principal underwriter will be maintained at Phoenix Equity Planning Corporation, 100 Bright Meadow Boulevard, Enfield, Connecticut 06083.

Item 31. Management Services.

   None.

Item 32. Undertakings.

   (a) Not applicable.

   (b) Registrant undertakes to file a post-effective amendment using financial statements, which need not be certified, within four to six months from the effective date of the Registrant's Registration Statement with respect to the Fund.

   (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge if the information called for by Item 5A of Form N-1A is contained in such annual report.


   (d) Registrant undertakes to provide the information specified pursuant to Regulation S-K, Item 512 (Reg.S.S. 229.512), as applicable, the terms of which are incorporated herein by reference.

   (e) Registrant undertakes to call a special meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders, as required by
       Section 16(c) of the 1940 Act, if requested to do so by holders of at least 10% of a Portfolio's outstanding shares.

                                   SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the undersigned Trustees of the Registrant have duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Hartford, and State of Connecticut on the day of February, 1996.


                                 PHOENIX DUFF & PHELPS
                                 INSTITUTIONAL MUTUAL FUNDS

                                 By: /s/ Thomas N. Steenburg
                                 Name: Thomas N. Steenburg
                                 Title: President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the day of February, 1996.


        Signature                       Title
 -------------------------   ---------------------------
/s/ Richard J Wirth           Trustee
  Richard J. Wirth

/s/ Thomas N. Steenburg       Trustee
  Thomas N. Steenburg

/s/ Nancy G. Curtiss          Treasurer
  Nancy G. Curtiss            (Principal Financial and
                              Accounting Officer)

                                      S-1